UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09253

Wells Fargo Funds Trust

(Exact name of registrant as specified in charter)

525 Market St., San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market St., San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: March 31, 2012

Date of reporting period: September 30, 2012

ITEM 1. REPORT TO SHAREHOLDERS

Wells Fargo Advantage Precious Metals Fund

Semi-Annual Report

September 30, 2012

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of September 30, 2012, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC, disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

Wells Fargo investment history

1932	Keystone creates one of the first mutual fund families.
1971	Wells Fargo & Company introduces one of the first institutional index funds.
1978	Wells Fargo applies Markowitz and Sharpe’s research on Modern Portfolio Theory to introduce one of the industry’s first tactical asset allocation models in institutional separately managed accounts.
1984	Wells Fargo Stagecoach Funds launches its first asset allocation fund.
1989	The tactical asset allocation (TAA) Model is first applied to Wells Fargo’s asset allocation mutual funds.
1994	Wells Fargo introduces the LifePath Funds, one of the first suites of target date funds (now the Wells Fargo Advantage Dow Jones Target Date FundsSM).
1996	Evergreen Investments and Keystone Funds merge.
1997	Wells Fargo launches the Wells Fargo Advantage WealthBuilder PortfoliosSM, a fund-of-funds suite of products that includes the use of quantitative models to shift assets among investment styles.
1999	Norwest Advantage Funds and Stagecoach Funds are reorganized into Wells Fargo Funds after the merger of Norwest and Wells Fargo.
2002	Evergreen Retail and Evergreen Institutional companies form the umbrella asset management company, Evergreen Investments.
2005	The integration of Strong Funds with Wells Fargo Funds creates Wells Fargo Advantage Funds, resulting in one of the top 20 mutual fund companies in the United States.
2006	Wells Fargo Advantage Funds relaunches the target date product line as Wells Fargo Advantage Dow Jones Target Date Funds.
2010	The mergers and reorganizations of Evergreen and Wells Fargo Advantage mutual funds are completed, unifying the families under the brand of Wells Fargo Advantage Funds.

Wells Fargo Advantage Funds®

Wells Fargo Advantage Funds skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of investors is backed by our unique combination of qualifications.

Strength

Our organization is built on the standards of integrity and service established by our parent company—Wells Fargo & Company—more than 150 years ago. And, because we’re part of a highly diversified financial enterprise, we offer the depth of resources to help investors succeed.

Expertise

Our multi-boutique model offers investors access to the independent thinking of premier investment managers that have been chosen for their time-tested strategies. While each team specializes in a specific investment strategy, collectively they provide investors a wide choice of distinct investment styles. Our dedication to investment excellence doesn’t end with our expertise in manager selection—risk management, analysis, and rigorous ongoing review seek to ensure each manager’s investment process remains consistent.

Partnership

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

Carefully consider the investment objectives, risks, charges, and expenses before investing. For a current prospectus for Wells Fargo Advantage Funds, containing this and other information, visit wellsfargoadvantagefunds.com. Read it carefully before investing.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

“Dow Jones®” and “Dow Jones Target Date IndexesSM” are service marks of Dow Jones Trademark Holdings LLC (“Dow Jones”); have been licensed to CME Group Index Services LLC (“CME Indexes”); and have been sublicensed for use for certain purposes by Global Index Advisors, Inc., and Wells Fargo Funds Management, LLC. The Wells Fargo Advantage Dow Jones Target Date FundsSM, based on the Dow Jones Target Date Indexes, are not sponsored, endorsed, sold, or promoted by Dow Jones, CME Indexes, or their respective affiliates, and none of them makes any representation regarding the advisability of investing in such product(s).

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡  MAY LOSE VALUE

Not part of the semi-annual report.

Wells Fargo Advantage Funds offers more than 110 mutual funds across a wide range of asset classes, representing over $212 billion in assets under management, as of September 30, 2012.

Equity funds
Asia Pacific Fund	Enterprise Fund†	Opportunity Fund†
C&B Large Cap Value Fund	Equity Value Fund	Precious Metals Fund
C&B Mid Cap Value Fund	Global Opportunities Fund	Premier Large Company Growth Fund
Capital Growth Fund	Growth Fund	Small Cap Opportunities Fund
Common Stock Fund	Index Fund	Small Cap Value Fund
Disciplined U.S. Core Fund	International Equity Fund	Small Company Growth Fund
Discovery Fund†	International Value Fund	Small Company Value Fund
Diversified Equity Fund	Intrinsic Small Cap Value Fund	Small/Mid Cap Core Fund
Diversified International Fund	Intrinsic Value Fund	Small/Mid Cap Value Fund
Diversified Small Cap Fund	Intrinsic World Equity Fund	Special Mid Cap Value Fund
Emerging Growth Fund	Large Cap Core Fund	Special Small Cap Value Fund
Emerging Markets Equity Fund	Large Cap Growth Fund	Specialized Technology Fund
Emerging Markets Equity Income Fund	Large Company Value Fund	Traditional Small Cap Growth Fund
Endeavor Select Fund†	Omega Growth Fund	Utility and Telecommunications Fund
Bond funds
Adjustable Rate Government Fund	Inflation-Protected Bond Fund	Short-Term Bond Fund
California Limited-Term Tax-Free Fund	Intermediate Tax/AMT-Free Fund	Short-Term High Yield Bond Fund
California Tax-Free Fund	International Bond Fund	Short-Term Municipal Bond Fund
Colorado Tax-Free Fund	Minnesota Tax-Free Fund	Strategic Municipal Bond Fund
Emerging Markets Local Bond Fund	Municipal Bond Fund	Total Return Bond Fund
Government Securities Fund	North Carolina Tax-Free Fund	Ultra Short-Term Income Fund
High Income Fund	Pennsylvania Tax-Free Fund	Ultra Short-Term Municipal Income Fund
High Yield Bond Fund	Short Duration Government Bond Fund	Wisconsin Tax-Free Fund
Income Plus Fund
Asset allocation funds
Absolute Return Fund	WealthBuilder Equity Portfolio†	Target 2020 Fund†
Asset Allocation Fund	WealthBuilder Growth Allocation Portfolio†	Target 2025 Fund†
Conservative Allocation Fund	WealthBuilder Growth Balanced Portfolio†	Target 2030 Fund†
Diversified Capital Builder Fund	WealthBuilder Moderate Balanced Portfolio†	Target 2035 Fund†
Diversified Income Builder Fund	WealthBuilder Tactical Equity Portfolio†	Target 2040 Fund†
Growth Balanced Fund	Target Today Fund†	Target 2045 Fund†
Index Asset Allocation Fund	Target 2010 Fund†	Target 2050 Fund†
Moderate Balanced Fund	Target 2015 Fund†	Target 2055 Fund†
WealthBuilder Conservative Allocation Portfolio†
Money market funds
100% Treasury Money Market Fund	Heritage Money Market Fund†	National Tax-Free Money Market Fund
California Municipal Money Market Fund	Money Market Fund	Prime Investment Money Market Fund
Cash Investment Money Market Fund	Municipal Cash Management Money Market Fund	Treasury Plus Money Market Fund
Government Money Market Fund	Municipal Money Market Fund
Variable trust funds[1]
VT Discovery Fund†	VT Intrinsic Value Fund	VT Small Cap Growth Fund
VT Index Asset Allocation Fund	VT Omega Growth Fund	VT Small Cap Value Fund
VT International Equity Fund	VT Opportunity Fund†	VT Total Return Bond Fund

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Advantage Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

1.	The variable trust funds are generally available only through insurance company variable contracts.

†

In this report, the Wells Fargo Advantage Discovery FundSM, Wells Fargo Advantage Endeavor Select FundSM, Wells Fargo Advantage Enterprise FundSM, Wells Fargo Advantage Opportunity FundSM, Wells Fargo Advantage WealthBuilder Conservative Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Equity PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Moderate Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Tactical Equity PortfolioSM, Wells Fargo Advantage Dow Jones Target Today FundSM, Wells Fargo Advantage Dow Jones Target 2010 FundSM, Wells Fargo Advantage Dow Jones Target 2015 FundSM, Wells Fargo Advantage Dow Jones Target 2020 FundSM, Wells Fargo Advantage Dow Jones Target 2025 FundSM, Wells Fargo Advantage Dow Jones Target 2030 FundSM, Wells Fargo Advantage Dow Jones Target 2035 FundSM, Wells Fargo Advantage Dow Jones Target 2040 FundSM, Wells Fargo Advantage Dow Jones Target 2045 FundSM, Wells Fargo Advantage Dow Jones Target 2050 FundSM, Wells Fargo Advantage Dow Jones Target 2055 FundSM, Wells Fargo Advantage Heritage Money Market FundSM, Wells Fargo Advantage VT Discovery FundSM, and Wells Fargo Advantage VT Opportunity FundSM are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Target 2055 Fund, Heritage Money Market Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.

Not part of the semi-annual report.

2	Wells Fargo Advantage Precious Metals Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Analysts began openly discussing the possibility of a crisis within the European banking system and its possible effect on the U.S. economy—worries that remained near the forefront as the reporting period ended.

Dear Valued Shareholder:

We’re pleased to offer you this semi-annual report for the Wells Fargo Advantage Precious Metals Fund for the six-month period that ended September 30, 2012. Much of the period was marked by increased confidence that the U.S. economy was staging a fragile recovery, offset by continued concerns about the possible effects that the ongoing European sovereign debt crisis would have on the global economy. U.S. stocks posted moderate gains during the period as measured by a variety of indexes, with modest outperformance from precious metals stocks.

The period was dominated by worries that ongoing debt problems in the eurozone would affect global economic growth.

Concerns about the eurozone sovereign debt situation held to center stage as investors became increasingly concerned that Greece would default on its debt. Because many eurozone banks owned Greek debt and many U.S. banks had financial ties to eurozone banks, investors worried about the effects of such an event on the global financial system and the economy. Just prior to the reporting period, in March 2012, the Greek government came to an agreement with its creditors, allowing it to write down the principal on most of its bonds in exchange for increased financial austerity. The Greek agreement—combined with unprecedented support for eurozone banks by the European Central Bank (ECB)—appeared to temporarily calm investor concerns.

Yet, ongoing weakness in the Greek economy made it difficult for the country to meet its austerity targets. Even more worrisome, in May 2012, Spain nationalized Bankia, its fourth-largest bank, after it suffered heavy losses from property loans. The move refocused investor attention to Spain’s weak economy and depressed property sector, and Spanish bonds sold off. Analysts began openly discussing the possibility of a crisis within the European banking system and its possible effect on the U.S. economy—worries that remained near the forefront as the reporting period ended.

Central banks continued to provide stimulus.

Major central banks, including the U.S. Federal Reserve (Fed) and the ECB, continued to inject liquidity into the banks and the market through various quantitative easing policies. Throughout the reporting period, the Federal Open Market Committee (FOMC) kept its key interest rates effectively at zero in order to support the economy and financial system. In response to signs of a sluggish economy, after its September 2012 meeting, the FOMC announced its intention to keep interest rates low until at least mid 2015. As part of a third round of quantitative easing, the Fed also announced open-ended purchases of $40 billion per month in mortgage-backed securities in an effort to support the housing market.

At the beginning of the period, the ECB had a key rate of 1.00%, which it had twice lowered from its previous levels in response to weakness in the southern European economies. A third cut in July 2012 put its key rate at a historic low of 0.75%. In September, the ECB announced that it would purchase an unlimited amount of one- to three-year sovereign debt from countries that had applied for a formal bailout through either the European Financial Stability Facility or the European Stability Mechanism.

Letter to shareholders (unaudited)	Wells Fargo Advantage Precious Metals Fund	3

U.S. stocks gained as the U.S. economy reported relatively solid news.

For most of the period, U.S. economic data remained moderately positive. Reported gross domestic product (GDP) came in at a 2.0% annualized rate in the first quarter of 2012, just prior to beginning of the reporting period. Although GDP growth decelerated to a 1.3% annualized rate in the second quarter of 2012, continued economic growth in the U.S. contrasted with the more uncertain picture in Europe. The unemployment rate was a notable exception to generally positive U.S. economic news. Although the unemployment rate declined—from 8.1% in April 2012 to 7.8% in September 2012—at least part of the decline could be attributed to a decline in the labor force. (People are only counted as unemployed if they are officially looking for work.)

The relatively positive outlook for the U.S. economy resulted in moderate gains for domestic stocks, with the S&P 500 Index1 gaining 3% for the six-month period. Precious metals stocks modestly outperformed the S&P 500 Index—with the FTSE Gold Mines Index2 posting a 6% gain for the period—as precious metals miners benefited from investor interest in physical gold and silver. Investor interest appeared to have been partly fueled by a growing middle class in Asia, where gold is a traditional store of wealth. In addition, central bank actions to support the sluggish economy appeared to spark investors’ desire to hedge against possible currency debasement. Toward the end of the period, for example, the gold market seemed to react positively to comments made by Fed governors regarding the potential for a third round of quantitative easing. Gold prices began to rise and continued their ascent through September 2012, when Fed Chairman Ben Bernanke confirmed the next iteration of monetary easing in the U.S. We believe investors were surprised at the magnitude of the Fed’s actions and saw it as an indication that higher inflation was likely. Thus, gold soared because many investors use gold as an inflation hedge.

We use time-tested investment strategies, even as many variables are at work in the market.

The full effect of the credit crisis remains unknown. Elevated unemployment and debt defaults continue to pressure consumers and businesses alike. In our experience, strict adherence to time-tested investment strategies has its rewards. As a whole, Wells Fargo Advantage Funds represents investments across a range of asset classes and investment styles, giving you an opportunity to create a diversified investment portfolio. While diversification may not prevent losses in a downturn, we believe it helps manage risk.

Precious metals stocks modestly outperformed the S&P 500 Index—with the FTSE Gold Mines Index posting a 6% gain for the period—as precious metals miners benefited from investor interest in physical gold and silver.

1.	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

2.	FTSE Gold Mines Index is an unmanaged, open-ended index designed to reflect the performance of the worldwide market in the shares of companies whose principal activity is the mining of gold. You cannot invest directly in an index.

4	Wells Fargo Advantage Precious Metals Fund	Letter to shareholders (unaudited)

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Letter to shareholders (unaudited)	Wells Fargo Advantage Precious Metals Fund	5

Notice to shareholders

At its November 6-7, 2012 meeting, the Board of Trustees unanimously approved the following modifications to certain Class A sales load waiver privileges; with each change becoming effective on July 1, 2013:

■	Annuity payments received under an annuity option or from death proceeds will no longer qualify for net asset value (NAV) repurchase privileges.

■	The ability to reinvest redemption proceeds at NAV will be reduced from 120 days to 90 days.

■	NAV purchase privileges for certain types of “grandfathered” shareholders will be modified to remove the ability to purchase Class A shares at NAV, unless those shares are held directly with the Fund.

Please contact your investment professional or call us directly at 1-800-222-8222 if you have any questions on this Notice to Shareholders.

6	Wells Fargo Advantage Precious Metals Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks long-term capital appreciation.

Adviser

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Michael Bradshaw, CFA

Oleg Makhorine

Average annual total returns1 (%) as of September 30, 2012

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (EKWAX)	1-20-98	(6.65)	6.64	18.56	(0.95)	7.91	19.26	1.15	1.10
Class B (EKWBX)*	1-30-78	(6.57)	6.80	18.66	(1.70)	7.11	18.66	1.90	1.85
Class C (EKWCX)	1-29-98	(2.70)	7.10	18.40	(1.70)	7.10	18.40	1.90	1.85
Administrator Class (EKWDX)	7-30-10	–	–	–	(0.82)	8.04	19.40	0.99	0.96
Institutional Class (EKWYX)	2-29-00	–	–	–	(0.61)	8.23	19.61	0.72	0.72
FTSE Gold Mines Index[4]	–	–	–	–	(5.63)	4.18	11.86	–	–
S&P 500 Index[5]	–	–	–	–	30.20	1.05	8.01	–	–

*	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond values fall and investors may lose principal value. Funds that concentrate their investments in limited sectors may be susceptible to financial, economic, or market events impacting those sectors. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to foreign investment risk, non-diversification risk, smaller company securities risk, and subsidiary risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 7.

Performance highlights (unaudited)	Wells Fargo Advantage Precious Metals Fund	7

Ten largest equity holdings[6] (%) as of September 30, 2012
Randgold Resources Limited ADR	9.12
Newcrest Mining Limited	7.49
Goldcorp Incorporated-Canadian Exchange	6.01
Barrick Gold Corporation	5.89
Eldorado Gold Corporation-Canadian Exchange	5.42
Yamana Gold Incorporated-Canadian Exchange	4.81
Kinross Gold Corporation	4.75
Agnico-Eagle Mines Limited	4.65
Wells Fargo Special Investments (Cayman) SPC	4.10
IAMGOLD Corporation	3.49

Country allocation[7] as of September 30, 2012

1.	Historical performance shown for the Administrator Class shares prior to their inception reflects the performance of the Institutional Class shares, adjusted to reflect the higher expenses applicable to the Administrator Class shares. Historical performance shown for all classes of the Fund prior July 19, 2010, is based on the performance of the Fund’s predecessor, Evergreen Precious Metals Fund.

2.	Reflects the expense ratios as stated in the most recent prospectuses.

3.	The Adviser has committed through July 31, 2013, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 1.09% for Class A, 1.84% for Class B, 1.84% for Class C, 0.95% for Administrator Class, and 0.79% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower.

4.	FTSE Gold Mines Index is an unmanaged, open-ended index designed to reflect the performance of the worldwide market in the shares of companies whose principal activity is the mining of gold. You cannot invest directly in an index.

5.	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

6.	The ten largest equity holdings are calculated based on the value of the securities divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

7.	Country allocation is subject to change and is calculated based on the total long-term investments of the Fund.

8	Wells Fargo Advantage Precious Metals Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees (if any) and exchange fees (if any), and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from April 1, 2012, to September 30, 2012.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 4-1-12	Ending account value 9-30-12	Expenses paid during the period¹	Net annual expense ratio
Class A
Actual	$1,000.00	$1,092.03	$5.72	1.09%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.60	$5.52	1.09%
Class B
Actual	$1,000.00	$1,087.90	$9.63	1.84%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.84	$9.30	1.84%
Class C
Actual	$1,000.00	$1,087.84	$9.63	1.84%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.84	$9.30	1.84%
Administrator Class
Actual	$1,000.00	$1,092.73	$4.98	0.95%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.31	$4.81	0.95%
Institutional Class
Actual	$1,000.00	$1,093.85	$3.94	0.75%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.31	$3.80	0.75%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

Portfolio of investments—September 30, 2012 (unaudited)	Wells Fargo Advantage Precious Metals Fund	9

Security name	Shares	Value

Common Stocks: 90.78%

Australia: 10.07%
CGA Mining Limited (Materials, Metals & Mining) †	1,600,000	$4,557,014
Gryphon Minerals Limited (Materials, Metals & Mining) †	3,000,000	2,894,068
Newcrest Mining Limited (Materials, Metals & Mining)	2,977,312	89,995,002
Perseus Mining Limited (Materials, Metals & Mining) †	3,800,000	11,509,884
Regis Resources Limited (Materials, Metals & Mining) †	1,000,000	5,922,985
Troy Resources NL (Materials, Metals & Mining) (i)	500,000	2,568,406
Troy Resources NL (Materials, Metals & Mining) †(i)	575,000	2,953,667
Troy Resources NL (Materials, Metals & Mining) †(i)144A	95,833	492,276

		120,893,302

Canada: 56.78%
Agnico-Eagle Mines Limited (Materials, Metals & Mining)	1,075,164	55,779,508
Agnico-Eagle Mines Limited - Canadian Exchange (Materials, Metals & Mining) †	35,000	1,815,800
Alamos Gold Incorporated (Materials, Metals & Mining)	1,197,600	23,279,561
Atacama Pac Gold Corporation (Materials, Metals & Mining) †	400,000	1,485,098
Aurizon Mines Limited (Materials, Metals & Mining) †	2,695,700	14,148,929
Barrick Gold Corporation (Materials, Metals & Mining)	1,694,083	70,744,906
Centerra Gold Incorporated (Materials, Metals & Mining)144A †	350,000	4,382,565
Centerra Gold Incorporated - Canadian Exchange (Materials, Metals & Mining)	1,000,000	12,521,615
Continental Gold Limited (Materials, Metals & Mining) †	600,000	5,376,869
Detour Gold Corporation (Materials, Metals & Mining) †	335,000	9,347,015
Detour Gold Corporation (Materials, Metals & Mining) †	525,000	14,648,306
Detour Gold Corporation (Materials, Metals & Mining) †	90,000	2,511,138
Eldorado Gold Corporation - Canadian Exchange (Materials, Metals & Mining)	4,271,044	65,123,537
Entree Gold Incorporated (Materials, Metals & Mining) †(i)	225,000	130,455
Entree Gold Incorporated (Materials, Metals & Mining) †(i)144A	1,275,000	739,243
Exeter Resource Corporation (Materials, Metals & Mining) †	200,000	335,673
Exeter Resource Corporation (Materials, Metals & Mining) †144A	585,000	981,843
First Quantum Minerals Limited (Materials, Metals & Mining)	502,500	10,708,346
Franco-Nevada Corporation (Materials, Metals & Mining)144A †	142,500	8,399,832
Franco-Nevada Corporation - Canadian Exchange (Materials, Metals & Mining)	150,000	8,841,929
Goldcorp Incorporated (Materials, Metals & Mining)	746,694	34,235,920
Goldcorp Incorporated - Canadian Exchange (Materials, Metals & Mining)	1,572,254	72,191,583
IAMGOLD Corporation (Materials, Metals & Mining)	2,639,044	41,849,960
International Minerals Corporation (Materials, Metals & Mining) †	100,700	573,614
Kinross Gold Corporation (Materials, Metals & Mining)	5,575,553	57,054,281
Kirkland Lake Gold Incorporated (Materials, Metals & Mining) †	400,000	4,849,964
Mag Silver Corporation (Materials, Metals & Mining) †	100,000	1,224,697
Mag Silver Corporation (Materials, Metals & Mining) †	400,000	4,898,790
Nautilus Minerals Incorporated (Materials, Metals & Mining) †(i)	254,934	241,164
New Gold Incorporated (Materials, Metals & Mining) †	450,000	5,515,716
Osisko Mining Corporation (Materials, Metals & Mining) †	1,559,400	15,449,655
Osisko Mining Corporation (Materials, Metals & Mining) †144A	1,500,000	14,861,153
Panoramic Resources Limited (Materials, Metals & Mining) †	142,858	78,469
Platinum Group Metals Limited (Materials, Metals & Mining) †(i)	650,000	674,397
Platinum Group Metals Limited (Materials, Metals & Mining) †(i)144A	800,000	830,027
Pretium Resources Incorporated (Materials, Metals & Mining) †	125,000	1,637,677
Queenston Mining Incorporated (Materials, Metals & Mining) †	900,000	3,680,195

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage Precious Metals Fund	Portfolio of investments—September 30, 2012 (unaudited)

Security name		Shares	Value

Canada (continued)
Rio Alto Mining Limited (Materials, Metals & Mining) †		750,000	$3,982,301
Semafo Incorporated (Materials, Metals & Mining)		1,060,400	4,843,043
Silver Wheaton Corporation (Materials, Metals & Mining)		250,000	9,927,500
Silvercorp Metals Incorporated (Materials, Metals & Mining)		461,448	2,994,648
Tahoe Resources Incorporated (Materials, Metals & Mining) †144A		280,000	5,701,963
Tahoe Resources Incorporated (Materials, Metals & Mining) †		220,000	4,480,114
Torex Gold Resources Incorporated (Materials, Metals & Mining) †144A		2,662,500	5,741,532
Torex Gold Resources Incorporated (Materials, Metals & Mining) †		500,000	1,078,222
Yamana Gold Incorporated (Materials, Metals & Mining)		740,537	14,151,662
Yamana Gold Incorporated - Canadian Exchange (Materials, Metals & Mining)		3,022,040	57,729,540

			681,779,955

Peru: 1.93%
Compania de Minas Buenaventura SA ADR (Materials, Metals & Mining)		594,644	23,167,330

South Africa: 3.33%
AngloGold Ashanti Limited ADR (Materials, Metals & Mining)		615,591	21,576,465
Gold Fields Limited ADR (Materials, Metals & Mining)		629,196	8,085,169
Impala Platinum Holdings Limited (Materials, Metals & Mining)		619,346	10,343,517

			40,005,151

United Kingdom: 12.80%
African Barrick Gold Limited (Materials, Metals & Mining)		783,890	5,630,390
Fresnillo plc (Materials, Metals & Mining)		1,000,000	29,922,231
Hochschild Mining plc (Materials, Metals & Mining)		1,099,251	8,626,839
Randgold Resources Limited ADR (Materials, Metals & Mining)		890,000	109,470,000

			153,649,460

United States: 5.87%
Newmont Mining Corporation (Materials, Metals & Mining)		716,455	40,128,645
Royal Gold Incorporated (Materials, Metals & Mining)		304,436	30,400,981

			70,529,626

Total Common Stocks (Cost $567,389,526)			1,090,024,824

Investment Companies: 1.97%
Gold Bullion Securities Limited †		137,748	23,607,252

Total Investment Companies (Cost $7,833,440)			23,607,252

Other: 4.09%
Wells Fargo Special Investments (Cayman) SPC (l)		15,236	49,180,229

Total Other (Cost $24,331,149)			49,180,229

	Expiration date
Warrants: 0.06%

Canada: 0.06%
Agnico-Eagle Mines Limited (Materials, Metals & Mining) †	12-2-13	17,500	179,550
Kinross Gold Corporation (Materials, Metals & Mining) †	9-3-13	232,238	80,318

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—September 30, 2012 (unaudited)	Wells Fargo Advantage Precious Metals Fund	11

Security name		Expiration date	Shares	Value

Canada (continued)
Kinross Gold Corporation (Materials, Metals & Mining) †		9-17-14	207,130	$147,483
Kinross Gold Corporation (Materials, Metals & Mining) †		9-17-14	49,500	35,246
Silver Wheaton Corporation (Materials, Metals & Mining) †		9-5-13	12,950	254,468

Total Warrants (Cost $2,090,817)				697,065

	Yield
Short-Term Investments: 2.92%

Investment Companies: 2.92%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (u)(l)	0.17%		35,061,564	35,061,564

Total Short-Term Investments (Cost $35,061,564)				35,061,564

Total investments in securities (Cost $636,706,496) *	99.82%	1,198,570,934
Other assets and liabilities, net	0.18	2,173,830

Total net assets	100.00%	$1,200,744,764

†	Non-income-earning security

(i)	Illiquid security

144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

(l)	Investment in an affiliate

(u)	Rate shown is the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $699,022,747 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$527,238,401
Gross unrealized depreciation	(27,690,214)

Net unrealized appreciation	$499,548,187

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage Precious Metals Fund	Statement of assets and liabilities—September 30, 2012 (unaudited)

Assets
Investments
In unaffiliated securities, at value (see cost below)	$1,114,329,141
In affiliated securities, at value (see cost below)	84,241,793

Total investments, at value (see cost below)	1,198,570,934
Foreign currency, at value (see cost below)	961
Receivable for investments sold	714,199
Receivable for Fund shares sold	2,751,897
Receivable for dividends and interest	1,629,147
Prepaid expenses and other assets	76,004

Total assets	1,203,743,142

Liabilities
Payable for Fund shares redeemed	1,660,204
Advisory fee payable	479,220
Distribution fees payable	193,030
Due to other related parties	277,320
Shareholder servicing fees payable	224,033
Accrued expenses and other liabilities	164,571

Total liabilities	2,998,378

Total net assets	$1,200,744,764

NET ASSETS CONSIST OF
Paid-in capital	$668,034,180
Undistributed net investment loss	(7,441,628)
Accumulated net realized losses on investments	(21,708,371)
Net unrealized gains on investments	561,860,583

Total net assets	$1,200,744,764

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE[1]
Net assets – Class A	$727,839,869
Shares outstanding – Class A	9,480,091
Net asset value per share – Class A	$76.78
Maximum offering price per share – Class A2	$81.46
Net assets – Class B	$35,522,801
Shares outstanding – Class B	498,255
Net asset value per share – Class B	$71.29
Net assets – Class C	$292,239,270
Shares outstanding – Class C	4,154,243
Net asset value per share – Class C	$70.35
Net assets – Administrator Class	$65,472,425
Shares outstanding – Administrator Class	850,787
Net asset value per share – Administrator Class	$76.96
Net assets – Institutional Class	$79,670,399
Shares outstanding – Institutional Class	1,034,069
Net asset value per share – Institutional Class	$77.05

Investments in unaffiliated securities, at cost	$577,313,783

Investments in affiliated securities, at cost	$59,392,713

Total investments, at cost	$636,706,496

Foreign currency, at cost	$974

1.	The Fund has an unlimited number of authorized shares.

2.	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statement of operations—six months ended September 30, 2012 (unaudited)	Wells Fargo Advantage Precious Metals Fund	13

Investment income
Dividends*	$6,427,036
Income from affiliated securities	16,203
Interest	30

Total investment income	6,443,269

Expenses
Advisory fee	2,968,165
Administration fees
Fund level	259,711
Class A	815,196
Class B	42,581
Class C	332,704
Administrator Class	26,632
Institutional Class	27,931
Shareholder servicing fees
Class A	783,843
Class B	40,597
Class C	319,908
Administrator Class	62,840
Distribution fees
Class B	122,830
Class C	959,723
Custody and accounting fees	78,963
Professional fees	22,490
Registration fees	42,257
Shareholder report expenses	93,697
Trustees’ fees and expenses	6,119
Other fees and expenses	17,832

Total expenses	7,024,019
Less: Fee waivers and/or expense reimbursements	(435,220)

Net expenses	6,588,799

Net investment loss	(145,530)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains (losses) on:
Unaffiliated securities	3,778,899
Affiliated securities	538,826

Net realized gains on investments	4,317,725

Net change in unrealized gains (losses) on:
Unaffiliated securities	87,584,322
Affiliated securities	2,225,570

Net change in unrealized gains (losses) on investments	89,809,892

Net realized and unrealized gains (losses) on investments	94,127,617

Net increase in net assets resulting from operations	$93,982,087

* Net of foreign dividend withholding taxes of	$660,705

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage Precious Metals Fund	Statement of changes in net assets

	Six months ended September 30, 2012 (unaudited)		Year ended March 31, 2012

Operations
Net investment loss		$(145,530)		$(5,989,146)
Net realized gains on investments		4,317,725		49,442,344
Net change in unrealized gains (losses) on investments		89,809,892		(275,737,330)

Net increase (decrease) in net assets resulting from operations		93,982,087		(232,284,132)

Distributions to shareholders from
Net investment income
Class A		0		(12,514,890)
Class B		0		(77,579)
Class C		0		(1,646,156)
Administrator Class		0		(985,846)
Institutional Class		0		(1,778,913)
Net realized gains
Class A		0		(4,798,869)
Class B		0		(329,445)
Class C		0		(2,302,061)
Administrator Class		0		(367,359)
Institutional Class		0		(554,112)

Total distributions to shareholders		0		(25,355,230)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	1,030,791	67,381,263	2,714,698	222,195,855
Class B	3,544	215,256	16,859	1,282,248
Class C	165,118	10,126,853	529,768	40,442,337
Administrator Class	360,099	24,431,682	402,575	33,431,079
Institutional Class	195,204	13,018,003	413,439	34,298,298

		115,173,057		331,649,817

Reinvestment of distributions
Class A	0	0	199,451	14,801,866
Class B	0	0	4,282	315,216
Class C	0	0	39,944	2,827,987
Administrator Class	0	0	4,363	323,906
Institutional Class	0	0	28,510	2,110,923

		0		20,379,898

Payment for shares redeemed
Class A	(1,504,592)	(98,356,983)	(3,155,734)	(257,484,105)
Class B	(101,169)	(6,069,494)	(331,328)	(25,230,080)
Class C	(504,097)	(30,053,315)	(1,151,650)	(85,906,547)
Administrator Class	(269,033)	(17,195,172)	(745,273)	(61,347,307)
Institutional Class	(280,636)	(18,411,860)	(450,160)	(36,596,752)

		(170,086,824)		(466,564,791)

Net decrease in net assets resulting from capital share transactions		(54,913,767)		(114,535,076)

Total increase (decrease) in net assets		39,068,320		(372,174,438)

Net assets
Beginning of period		1,161,676,444		1,533,850,882

End of period		$1,200,744,764		$1,161,676,444

Undistributed (accumulated) net investment loss		$(7,441,628)		$(7,296,098)

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Precious Metals Fund	15

(For a share outstanding throughout each period)

	Six months ended September 30, 2012 (unaudited)	Year ended March 31		Year ended October 31
CLASS A		2012	2011[1]	2010[2]	2009[2]	2008[2]	2007[2]
Net asset value, beginning of period	$70.30	$85.64	$93.43	$64.40	$33.15	$76.98	$56.05
Net investment income (loss)	0.07	(0.19)[3]	(0.21)[3]	(0.35)[3]	(0.33)[3]	(0.14)[3]	(0.15)[3]
Net realized and unrealized gains (losses) on investments	6.41	(13.39)	3.24	29.38	33.23	(38.79)	24.35

Total from investment operations	6.48	(13.58)	3.03	29.03	32.90	(38.93)	24.20
Distributions to shareholders from
Net investment income	0.00	(1.27)	(4.06)	0.00	0.00	0.00	(0.42)
Net realized gains	0.00	(0.49)	(6.76)	0.00	(1.65)	(4.90)	(2.85)

Total distributions to shareholders	0.00	(1.76)	(10.82)	0.00	(1.65)	(4.90)	(3.27)
Net asset value, end of period	$76.78	$70.30	$85.64	$93.43	$64.40	$33.15	$76.98
Total return[4]	9.20%	(15.95)%	3.14%	45.10%	103.24%	(53.66)%	44.99%
Ratios to average net assets (annualized)
Gross expenses	1.18%	1.14%	1.15%	1.09%	1.08%	1.07%	1.12%
Net expenses	1.09%	1.09%	1.09%	1.05%	1.08%	1.05%	1.10%
Net investment income (loss)	0.15%	(0.24)%	(0.57)%	(0.45)%	(0.62)%	(0.21)%	(0.26)%
Supplemental data
Portfolio turnover rate	3%	4%	5%	14%	14%	19%	37%
Net assets, end of period (000s omitted)	$727,840	$699,773	$873,142	$954,220	$594,910	$275,695	$587,874

1.	For the five months ended March 31, 2011. The Fund changed its fiscal year end from October 31 to March 31, effective March 31, 2011.

2.	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Precious Metals Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 19, 2010 is that of Class A of Evergreen Precious Metals Fund.

3.	Calculated based upon average shares outstanding

4.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage Precious Metals Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended September 30, 2012 (unaudited)	Year ended March 31		Year ended October 31
CLASS B		2012	2011[1]	2010[2]	2009[2]	2008[2]	2007[2]
Net asset value, beginning of period	$65.53	$79.20	$86.53	$60.10	$31.25	$73.39	$53.61
Net investment loss	(0.18)[3]	(0.77)[3]	(0.44)[3]	(0.86)[3]	(0.68)[3]	(0.60)[3]	(0.55)[3]
Net realized and unrealized gains (losses) on investments	5.94	(12.29)	3.01	27.29	31.18	(36.64)	23.24

Total from investment operations	5.76	(13.06)	2.57	26.43	30.50	(37.24)	22.69
Distributions to shareholders from
Net investment income	0.00	(0.12)	(3.14)	0.00	0.00	0.00	(0.06)
Net realized gains	0.00	(0.49)	(6.76)	0.00	(1.65)	(4.90)	(2.85)

Total distributions to shareholders	0.00	(0.61)	(9.90)	0.00	(1.65)	(4.90)	(2.91)
Net asset value, end of period	$71.29	$65.53	$79.20	$86.53	$60.10	$31.25	$73.39
Total return[4]	8.79%	(16.58)%	2.82%	44.00%	101.77%	(54.00)%	43.96%
Ratios to average net assets (annualized)
Gross expenses	1.93%	1.89%	1.90%	1.83%	1.83%	1.80%	1.82%
Net expenses	1.84%	1.84%	1.84%	1.80%	1.83%	1.80%	1.82%
Net investment loss	(0.61)%	(1.01)%	(1.32)%	(1.19)%	(1.37)%	(0.97)%	(0.98)%
Supplemental data
Portfolio turnover rate	3%	4%	5%	14%	14%	19%	37%
Net assets, end of period (000s omitted)	$35,523	$39,046	$71,761	$82,984	$69,553	$40,766	$99,221

1.	For the five months ended March 31, 2011. The Fund changed its fiscal year end from October 31 to March 31, effective March 31, 2011.

2.	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Precious Metals Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 19, 2010 is that of Class B of Evergreen Precious Metals Fund.

3.	Calculated based upon average shares outstanding

4.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Precious Metals Fund	17

(For a share outstanding throughout each period)

	Six months ended September 30, 2012 (unaudited)	Year ended March 31		Year ended October 31
CLASS C		2012	2011[1]	2010[2]	2009[2]	2008[2]	2007[2]
Net asset value, beginning of period	$64.66	$78.43	$85.86	$59.63	$31.02	$72.90	$53.31
Net investment loss	(0.18)[3]	(0.75)[3]	(0.43)[3]	(0.86)[3]	(0.68)[3]	(0.60)[3]	(0.55)[3]
Net realized and unrealized gains (losses) on investments	5.87	(12.18)	2.98	27.09	30.94	(36.38)	23.09

Total from investment operations	5.69	(12.93)	2.55	26.23	30.26	(36.98)	22.54
Distributions to shareholders from
Net investment income	0.00	(0.35)	(3.22)	0.00	0.00	0.00	(0.10)
Net realized gains	0.00	(0.49)	(6.76)	0.00	(1.65)	(4.90)	(2.85)

Total distributions to shareholders	0.00	(0.84)	(9.98)	0.00	(1.65)	(4.90)	(2.95)
Net asset value, end of period	$70.35	$64.66	$78.43	$85.86	$59.63	$31.02	$72.90
Total return[4]	8.78%	(16.58)%	2.82%	44.01%	101.75%	(54.01)%	43.95%
Ratios to average net assets (annualized)
Gross expenses	1.93%	1.89%	1.90%	1.84%	1.83%	1.80%	1.82%
Net expenses	1.84%	1.84%	1.84%	1.80%	1.83%	1.80%	1.82%
Net investment loss	(0.60)%	(0.99)%	(1.31)%	(1.19)%	(1.37)%	(0.97)%	(0.98)%
Supplemental data
Portfolio turnover rate	3%	4%	5%	14%	14%	19%	37%
Net assets, end of period (000s omitted)	$292,239	$290,513	$398,047	$396,590	$273,636	$129,074	$323,495

1.	For the five months ended March 31, 2011. The Fund changed its fiscal year end from October 31 to March 31, effective March 31, 2011.

2.	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Precious Metals Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 19, 2010 is that of Class C of Evergreen Precious Metals Fund.

3.	Calculated based upon average shares outstanding

4.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage Precious Metals Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended September 30, 2012 (unaudited)	Year ended March 31		Year ended October 31, 2010[2]
ADMINISTRATOR CLASS		2012	2011[1]
Net asset value, beginning of period	$70.42	$85.70	$93.65	$77.73
Net investment income (loss)	0.10 [3]	(0.06)[3]	(0.11)[3]	(0.12)[3]
Net realized and unrealized gains (losses) on investments	6.44	(13.41)	3.22	16.04

Total from investment operations	6.54	(13.47)	3.11	15.92
Distributions to shareholders from
Net investment income	0.00	(1.32)	(4.30)	0.00
Net realized gains	0.00	(0.49)	(6.76)	0.00

Total distributions to shareholders	0.00	(1.81)	(11.06)	0.00
Net asset value, end of period	$76.96	$70.42	$85.70	$93.65
Total return[4]	9.27%	(15.81)%	3.20%	20.48%
Ratios to average net assets (annualized)
Gross expenses	1.01%	0.94%	0.91%	1.06%
Net expenses	0.95%	0.92%	0.91%	0.95%
Net investment income (loss)	0.30%	(0.08)%	(0.30)%	(0.54)%
Supplemental data
Portfolio turnover rate	3%	4%	5%	14%
Net assets, end of period (000s omitted)	$65,472	$53,497	$94,103	$127

1.	For the five months ended March 31, 2011. The Fund changed its fiscal year end from October 31 to March 31, effective March 31, 2011.

2.	For the period from July 30, 2010 (commencement of class operations) to October 31, 2010

3.	Calculated based upon average shares outstanding

4.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Precious Metals Fund	19

(For a share outstanding throughout each period)

	Six months ended September 30, 2012 (unaudited)	Year ended March 31		Year ended October 31
INSTITUTIONAL CLASS		2012	2011[1]	2010[2]	2009[2]	2008[2]	2007[2]
Net asset value, beginning of period	$70.43	$85.84	$93.68	$64.41	$33.07	$76.63	$55.78
Net Investment income (loss)	0.16 [3]	0.12	(0.06)[3]	(0.14)[3]	(0.20)[3]	0.03 [3]	0.01 [3]
Net realized and unrealized gains (losses) on investments	6.46	(13.45)	3.26	29.41	33.19	(38.69)	24.24

Total from investment operations	6.62	(13.33)	3.20	29.27	32.99	(38.66)	24.25
Distributions to shareholders from
Net investment income	0.00	(1.59)	(4.28)	0.00	0.00	0.00	(0.55)
Net realized gains	0.00	(0.49)	(6.76)	0.00	(1.65)	(4.90)	(2.85)

Total distributions to shareholders	0.00	(2.08)	(11.04)	0.00	(1.65)	(4.90)	(3.40)
Net asset value, end of period	$77.05	$70.43	$85.84	$93.68	$64.41	$33.07	$76.63
Total return[4]	9.39%	(15.64)%	3.32%	45.47%	103.78%	(53.54)%	45.40%
Ratios to average net assets (annualized)
Gross expenses	0.75%	0.71%	0.72%	0.78%	0.82%	0.82%	0.82%
Net expenses	0.75%	0.71%	0.69%	0.78%	0.82%	0.82%	0.82%
Net investment income (loss)	0.49%	0.14%	(0.15)%	(0.18)%	(0.37)%	0.04%	0.02%
Supplemental data
Portfolio turnover rate	3%	4%	5%	14%	14%	19%	37%
Net assets, end of period (000s omitted)	$79,670	$78,846	$96,798	$84,087	$42,511	$15,213	$8,293

1.	For the five months ended March 31, 2011. The Fund changed its fiscal year end from October 31 to March 31, effective March 31, 2011.

2.	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Precious Metals Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 19, 2010 is that of Class I of Evergreen Precious Metals Fund.

3.	Calculated based upon average shares outstanding

4.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Advantage Precious Metals Fund	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on Wells Fargo Advantage Precious Metals Fund (the “Fund”) which is a non-diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

Investments in equity securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities (including U.S. Government obligations, but excluding debt securities maturing in 60 days or less), the price will be deemed “stale” and the valuations will be determined in accordance with the Fund’s Valuation Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of securities, then fair value pricing procedures approved by the Board of Trustees are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. As a result of the fair value pricing procedures, these securities are categorized as Level 2 in these circumstances and may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the last reported sales price or latest quoted bid price. On September 30, 2012, fair value pricing was not used in pricing foreign securities.

Investments in registered open-end mutual funds are valued at net asset value. Non-registered investment companies are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary in determining the fair value of portfolio securities, unless the responsibility has been delegated to the Management Valuation Team of Wells Fargo Funds Management LLC (“Funds Management”). The Board of Trustees retains the authority to make any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receive reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Notes to financial statements (unaudited)	Wells Fargo Advantage Precious Metals Fund	21

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the date of valuation. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting in changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are recorded with net realized and unrealized gains or losses from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of March 31, 2012, the Fund had a qualified late-year ordinary loss of $7,264,785 which will be recognized on the first day of the following fiscal year.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund, earn income from the portfolio, and are allocated any unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and administration fees.

22	Wells Fargo Advantage Precious Metals Fund	Notes to financial statements (unaudited)

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of September 30, 2012, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Equity securities
Common stocks	$1,090,024,824	$0	$0	$1,090,024,824
Investment companies	23,607,252	0	0	23,607,252
Other	0	49,180,229	0	49,180,229
Warrants	0	697,065	0	697,065
Short-term investments
Investment companies	35,061,564	0	0	35,061,564
	$1,148,693,640	$49,877,294	$0	$1,198,570,934

Further details on the major security types listed above can be found in the Portfolio of Investments.

Transfers in and transfers out are recognized at the end of the reporting period. For the six months ended September 30, 2012, the Fund did not have any transfers into/out of Level 1 and Level 2.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.60% and declining to 0.45% as the average daily net assets of the Fund increase. For the six months ended September 30, 2012, the advisory fee was equivalent to an annual rate of 0.57% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.40% and declining to 0.35% as the average daily net assets of the Fund increase.

Notes to financial statements (unaudited)	Wells Fargo Advantage Precious Metals Fund	23

Administration and transfer agent fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class level administration fee
Class A, Class B, Class C	0.26%
Administrator Class	0.10
Institutional Class	0.08

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed July 31, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.09% for Class A, 1.84% for Class B, 1.84% for Class C, 0.95% for Administrator Class, and 0.79% for Institutional Class.

Distribution fees

The Trust has adopted a Distribution Plan for Class B and Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class B and Class C shares.

For the six months ended September 30, 2012, Wells Fargo Funds Distributor, LLC received $62,463 from the sale of Class A shares and $8,794 and $3,654 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class B, Class C, and Administrator Class of the Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended September 30, 2012 were $31,972,097 and $96,691,086, respectively.

6. INVESTMENT IN AFFILIATE

The Fund invests in Wells Fargo Special Investment (Cayman) SPC, a wholly owned subsidiary of the Fund, which invests directly in precious metals or minerals. The Fund is the sole shareholder of the affiliated subsidiary. An affiliated company is a company in which the Fund has ownership of at least 5% of the outstanding voting shares. A summary of transactions with the affiliate for the six months ended September 30, 2012 was as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	Amount of equity in net profit and loss
Wells Fargo Special Investments (Cayman) SPC	16,355	0	1,119	15,236	$49,180,229	$24,849,080

24	Wells Fargo Advantage Precious Metals Fund	Notes to financial statements (unaudited)

7. BANK BORROWINGS

The Trust (excluding the money market funds) and Wells Fargo Variable Trust are parties to a $150,000,000 revolving credit agreement with State Street Bank and Trust Company, whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.10% of the unused balance is allocated to each participating fund. For the six months ended September 30, 2012, the Fund paid $1,320 in commitment fees.

For the six months ended September 30, 2012, there were no borrowings by the Fund under the agreement.

8. CONCENTRATION RISK

The Fund invests a substantial portion of its assets in precious metals companies and, therefore, may be more affected by changes in precious metals companies than would be a fund whose investments are not heavily weighted in those companies.

9. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

10. NEW ACCOUNTING PRONOUNCEMENT

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities. ASU 2011-11, which amends FASB ASC Topic 210, Balance Sheet, creates new disclosure requirements which require entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently assessing the potential impact, in addition to expanded financial statement disclosure, that may result from adopting this ASU.

Other information (unaudited)	Wells Fargo Advantage Precious Metals Fund	25

TAX INFORMATION

Current tax law generally provides for a maximum tax rate for individual taxpayers of 15% on long-term capital gains and qualifying dividends on corporate stocks. This rate is scheduled to expire at the end of 2012. In the absence of further Congressional action, the maximum tax rate on long-term capital gains for individual taxpayers would increase to 20% and income from dividends would be taxed at the rates applicable to ordinary income.

In addition, for taxable years beginning after December 31, 2012, absent further Congressional action, an additional 3.8% Medicare tax will be imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceed certain threshold amounts.

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s website (wellsfargoadvantagefunds.com) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

26	Wells Fargo Advantage Precious Metals Fund	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers listed in the table below acts in identical capacities for the Wells Fargo Advantage family of funds, which consists of 138 funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information1. All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 40 portfolios as of 12/31/11); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of Corporate Governance Research Program and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust

Other information (unaudited)	Wells Fargo Advantage Precious Metals Fund	27

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Free Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003. Senior Vice President and Chief Administrative Officer of Wells Fargo Funds Management, LLC from 2001 to 2003.
Nancy Wiser (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011. Owned and operated a consulting business providing services to various hedge funds including acting as Chief Operating Officer and Chief Compliance Officer for a hedge fund from 2007 to 2008. Chief Operating Officer and Chief Compliance Officer of GMN Capital LLC from 2006 to 2007.
Jeremy DePalma (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Senior Counsel of Wells Fargo Bank, N.A. since 1996.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007 and Senior Audit Manager of PricewaterhouseCoopers LLP from 1998 to 2004.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

1.	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling
1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

28	Wells Fargo Advantage Precious Metals Fund	List of abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACB	— Agricultural Credit Bank
ADR	— American depositary receipt
ADS	— American depositary shares
AGC-ICC	— Assured Guaranty Corporation - Insured Custody Certificates
AGM	— Assured Guaranty Municipal
AMBAC	— American Municipal Bond Assurance Corporation
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Certificate of participation
CR	— Custody receipts
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FGLMC	— Federal Government Loan Mortgage Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUF	— Hungarian forint
IBC	— Insured bond certificate
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial development revenue
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
NATL-RE	— National Public Finance Guarantee Corporation
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SKK	— Slovakian koruna
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
STRIPS	— Separate trading of registered interest and principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TCR	— Transferable custody receipts
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
XLCA	— XL Capital Assurance
ZAR	— South African rand

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For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a current prospectus and, if available, a summary prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2012 Wells Fargo Funds Management, LLC. All rights reserved.

212325 11-12 SA316/SAR316 09-12

Wells Fargo Advantage

Specialized Technology Fund

Semi-Annual Report

September 30, 2012

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The views expressed and any forward-looking statements are as of September 30, 2012, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC, disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

Wells Fargo investment history

1932	Keystone creates one of the first mutual fund families.
1971	Wells Fargo & Company introduces one of the first institutional index funds.
1978	Wells Fargo applies Markowitz and Sharpe’s research on Modern Portfolio Theory to introduce one of the industry’s first tactical asset allocation models in institutional separately managed accounts.
1984	Wells Fargo Stagecoach Funds launches its first asset allocation fund.
1989	The tactical asset allocation (TAA) Model is first applied to Wells Fargo’s asset allocation mutual funds.
1994	Wells Fargo introduces the LifePath Funds, one of the first suites of target date funds (now the Wells Fargo Advantage Dow Jones Target Date FundsSM).
1996	Evergreen Investments and Keystone Funds merge.
1997	Wells Fargo launches the Wells Fargo Advantage WealthBuilder PortfoliosSM, a fund-of-funds suite of products that includes the use of quantitative models to shift assets among investment styles.
1999	Norwest Advantage Funds and Stagecoach Funds are reorganized into Wells Fargo Funds after the merger of Norwest and Wells Fargo.
2002	Evergreen Retail and Evergreen Institutional companies form the umbrella asset management company, Evergreen Investments.
2005	The integration of Strong Funds with Wells Fargo Funds creates Wells Fargo Advantage Funds, resulting in one of the top 20 mutual fund companies in the United States.
2006	Wells Fargo Advantage Funds relaunches the target date product line as Wells Fargo Advantage Dow Jones Target Date Funds.
2010	The mergers and reorganizations of Evergreen and Wells Fargo Advantage mutual funds are completed, unifying the families under the brand of Wells Fargo Advantage Funds.

Wells Fargo Advantage Funds®

Wells Fargo Advantage Funds skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of investors is backed by our unique combination of qualifications.

Strength

Our organization is built on the standards of integrity and service established by our parent company—Wells Fargo & Company—more than 150 years ago. And, because we’re part of a highly diversified financial enterprise, we offer the depth of resources to help investors succeed.

Expertise

Our multi-boutique model offers investors access to the independent thinking of premier investment managers that have been chosen for their time-tested strategies. While each team specializes in a specific investment strategy, collectively they provide investors a wide choice of distinct investment styles. Our dedication to investment excellence doesn’t end with our expertise in manager selection—risk management, analysis, and rigorous ongoing review seek to ensure each manager’s investment process remains consistent.

Partnership

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

Carefully consider the investment objectives, risks, charges, and expenses before investing. For a current prospectus for Wells Fargo Advantage Funds, containing this and other information, visit wellsfargoadvantagefunds.com. Read it carefully before investing.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

“Dow Jones®” and “Dow Jones Target Date IndexesSM” are service marks of Dow Jones Trademark Holdings LLC (“Dow Jones”); have been licensed to CME Group Index Services LLC (“CME Indexes”); and have been sublicensed for use for certain purposes by Global Index Advisors, Inc., and Wells Fargo Funds Management, LLC. The Wells Fargo Advantage Dow Jones Target Date FundsSM, based on the Dow Jones Target Date Indexes, are not sponsored, endorsed, sold, or promoted by Dow Jones, CME Indexes, or their respective affiliates, and none of them makes any representation regarding the advisability of investing in such product(s).

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡  MAY LOSE VALUE

Not part of the semi-annual report.

Wells Fargo Advantage Funds offers more than 110 mutual funds across a wide range of asset classes, representing over $212 billion in assets under management, as of September 30, 2012.

Equity funds
Asia Pacific Fund	Enterprise Fund†	Opportunity Fund†
C&B Large Cap Value Fund	Equity Value Fund	Precious Metals Fund
C&B Mid Cap Value Fund	Global Opportunities Fund	Premier Large Company Growth Fund
Capital Growth Fund	Growth Fund	Small Cap Opportunities Fund
Common Stock Fund	Index Fund	Small Cap Value Fund
Disciplined U.S. Core Fund	International Equity Fund	Small Company Growth Fund
Discovery Fund†	International Value Fund	Small Company Value Fund
Diversified Equity Fund	Intrinsic Small Cap Value Fund	Small/Mid Cap Core Fund
Diversified International Fund	Intrinsic Value Fund	Small/Mid Cap Value Fund
Diversified Small Cap Fund	Intrinsic World Equity Fund	Special Mid Cap Value Fund
Emerging Growth Fund	Large Cap Core Fund	Special Small Cap Value Fund
Emerging Markets Equity Fund	Large Cap Growth Fund	Specialized Technology Fund
Emerging Markets Equity Income Fund	Large Company Value Fund	Traditional Small Cap Growth Fund
Endeavor Select Fund†	Omega Growth Fund	Utility and Telecommunications Fund
Bond funds
Adjustable Rate Government Fund	Inflation-Protected Bond Fund	Short-Term Bond Fund
California Limited-Term Tax-Free Fund	Intermediate Tax/AMT-Free Fund	Short-Term High Yield Bond Fund
California Tax-Free Fund	International Bond Fund	Short-Term Municipal Bond Fund
Colorado Tax-Free Fund	Minnesota Tax-Free Fund	Strategic Municipal Bond Fund
Emerging Markets Local Bond Fund	Municipal Bond Fund	Total Return Bond Fund
Government Securities Fund	North Carolina Tax-Free Fund	Ultra Short-Term Income Fund
High Income Fund	Pennsylvania Tax-Free Fund	Ultra Short-Term Municipal Income Fund
High Yield Bond Fund	Short Duration Government Bond Fund	Wisconsin Tax-Free Fund
Income Plus Fund
Asset allocation funds
Absolute Return Fund	WealthBuilder Equity Portfolio†	Target 2020 Fund†
Asset Allocation Fund	WealthBuilder Growth Allocation Portfolio†	Target 2025 Fund†
Conservative Allocation Fund	WealthBuilder Growth Balanced Portfolio†	Target 2030 Fund†
Diversified Capital Builder Fund	WealthBuilder Moderate Balanced Portfolio†	Target 2035 Fund†
Diversified Income Builder Fund	WealthBuilder Tactical Equity Portfolio†	Target 2040 Fund†
Growth Balanced Fund	Target Today Fund†	Target 2045 Fund†
Index Asset Allocation Fund	Target 2010 Fund†	Target 2050 Fund†
Moderate Balanced Fund	Target 2015 Fund†	Target 2055 Fund†
WealthBuilder Conservative Allocation Portfolio†
Money market funds
100% Treasury Money Market Fund	Heritage Money Market Fund†	National Tax-Free Money Market Fund
California Municipal Money Market Fund	Money Market Fund	Prime Investment Money Market Fund
Cash Investment Money Market Fund	Municipal Cash Management Money Market Fund	Treasury Plus Money Market Fund
Government Money Market Fund	Municipal Money Market Fund
Variable trust funds[1]
VT Discovery Fund†	VT Intrinsic Value Fund	VT Small Cap Growth Fund
VT Index Asset Allocation Fund	VT Omega Growth Fund	VT Small Cap Value Fund
VT International Equity Fund	VT Opportunity Fund†	VT Total Return Bond Fund

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Advantage Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

1.	The variable trust funds are generally available only through insurance company variable contracts.

†

In this report, the Wells Fargo Advantage Discovery FundSM, Wells Fargo Advantage Endeavor Select FundSM, Wells Fargo Advantage Enterprise FundSM, Wells Fargo Advantage Opportunity FundSM, Wells Fargo Advantage WealthBuilder Conservative Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Equity PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Moderate Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Tactical Equity PortfolioSM, Wells Fargo Advantage Dow Jones Target Today FundSM, Wells Fargo Advantage Dow Jones Target 2010 FundSM, Wells Fargo Advantage Dow Jones Target 2015 FundSM, Wells Fargo Advantage Dow Jones Target 2020 FundSM, Wells Fargo Advantage Dow Jones Target 2025 FundSM, Wells Fargo Advantage Dow Jones Target 2030 FundSM, Wells Fargo Advantage Dow Jones Target 2035 FundSM, Wells Fargo Advantage Dow Jones Target 2040 FundSM, Wells Fargo Advantage Dow Jones Target 2045 FundSM, Wells Fargo Advantage Dow Jones Target 2050 FundSM, Wells Fargo Advantage Dow Jones Target 2055 FundSM, Wells Fargo Advantage Heritage Money Market FundSM, Wells Fargo Advantage VT Discovery FundSM, and Wells Fargo Advantage VT Opportunity FundSM are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Target 2055 Fund, Heritage Money Market Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.

Not part of the semi-annual report.

2	Wells Fargo Advantage Specialized Technology Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Analysts began openly discussing the possibility of a crisis within the European banking system and its possible effect on the U.S. economy—worries that remained near the forefront as the reporting period ended.

Dear Valued Shareholder:

We’re pleased to offer you this semi-annual report for the Wells Fargo Advantage Specialized Technology Fund for the six-month period that ended September 30, 2012. Much of the period was marked by increased confidence that the U.S. economy was staging a fragile recovery, offset by continued concerns about the possible effects that the ongoing European sovereign debt crisis would have on the global economy. U.S. stocks generally posted moderate gains during the period as measured by a variety of indexes, but information technology (IT) stocks bucked the prevailing trend and ended the period with a loss.

The period was dominated by worries that ongoing debt problems in the eurozone would affect global economic growth.

Concerns about the eurozone sovereign debt situation held to center stage as investors became increasingly concerned that Greece would default on its debt. Because many eurozone banks owned Greek debt and many U.S. banks had financial ties to eurozone banks, investors worried about the effects of such an event on the global financial system and economy. Just prior to the reporting period, in March 2012, the Greek government came to an agreement with its creditors, allowing it to write down the principal on most of its bonds in exchange for increased financial austerity. The Greek agreement—combined with unprecedented support for eurozone banks by the European Central Bank (ECB)—appeared to temporarily calm investor concerns.

Yet, ongoing weakness in the Greek economy made it difficult for the country to meet its austerity targets. Even more worrisome, in May 2012, Spain nationalized Bankia, its fourth-largest bank, after it suffered heavy losses from property loans. The move refocused investor attention to Spain’s weak economy and depressed property sector, and Spanish bonds sold off. Analysts began openly discussing the possibility of a crisis within the European banking system and its possible effect on the U.S. economy—worries that remained near the forefront as the reporting period ended.

Central banks continued to provide stimulus.

Major central banks, including the U.S. Federal Reserve (Fed) and the ECB, continued to inject liquidity into the banks and the markets through various quantitative easing policies. Throughout the reporting period, the Federal Open Market Committee (FOMC) kept its key interest rates effectively at zero in order to support the economy and financial system. In response to signs of a sluggish economy, after its September 2012 meeting, the FOMC announced its intention to keep interest rates low until at least mid-2015. The Fed also announced open-ended purchases of $40 billion per month in mortgage-backed securities in an effort to support the housing market.

At the beginning of the period, the ECB had a key rate of 1.00%, which it had twice lowered from its previous levels in response to weakness in the southern European economies. A third cut in July 2012 put its key rate at a historic low of 0.75%. In September, the ECB announced that it would purchase an unlimited amount of one- to three-year sovereign debt from countries that had applied for a formal bailout through either the European Financial Stability Facility or the European Stability Mechanism.

Letter to shareholders (unaudited)	Wells Fargo Advantage Specialized Technology Fund	3

U.S. stocks gained as the U.S. economy reported relatively solid news.

For most of the period, U.S. economic data remained moderately positive. Reported Gross Domestic Product (GDP) came in at a 2.0% annualized rate in the first quarter of 2012, just prior to the beginning of the reporting period. Although GDP growth decelerated to a 1.3% annualized rate in the second quarter of 2012, continued economic growth in the U.S. contrasted with the more uncertain picture in Europe. The unemployment rate was a notable exception to generally positive U.S. economic news. Although the unemployment rate declined—from 8.1% in April 2012 to 7.8% in September 2012—at least part of the decline could be attributed to a decline in the labor force. (People are only counted as unemployed if they are officially looking for work.)

The relatively positive outlook for the U.S. economy resulted in moderate gains for domestic stocks, with the S&P 500 Index1 gaining 3% for the six-month period. However, fears of slowing growth not only in the eurozone but also in China and other emerging markets caused investors to sell some economically sensitive stocks. Consequently, the semiconductor and semiconductor equipment industry posted a loss in the IT sector. In addition, several large software stocks posted modest gains or losses in the last three months of the reporting period, slowing down after posting gains earlier in 2012. The S&P North American Technology Index2 thus ended the period with a near 2% loss.

We use time-tested investment strategies, even as many variables are at work in the market.

The full effect of the credit crisis remains unknown. Elevated unemployment and debt defaults continue to pressure consumers and businesses alike. In our experience, strict adherence to time-tested investment strategies has its rewards. As a whole, Wells Fargo Advantage Funds represents investments across a range of asset classes and investment styles, giving you an opportunity to create a diversified investment portfolio. While diversification may not prevent losses in a downturn, we believe it helps manage risk.

However, fears of slowing growth not only in the eurozone but also in China and other emerging markets caused investors to sell some economically sensitive stocks.

1.	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

2.	The S&P North American Technology Index (formerly the Goldman Sachs Technology Index) is a modified capitalization-weighted index of selected technology stocks. You cannot invest directly in an index.

4	Wells Fargo Advantage Specialized Technology Fund	Letter to shareholders (unaudited)

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Letter to shareholders (unaudited)	Wells Fargo Advantage Specialized Technology Fund	5

Notice to shareholders

At its November 6-7, 2012 meeting, the Board of Trustees unanimously approved the following modifications to certain Class A sales load waiver privileges; with each change becoming effective on July 1, 2013:

■	Annuity payments received under an annuity option or from death proceeds will no longer qualify for net asset value (NAV) repurchase privileges.

■	The ability to reinvest redemption proceeds at NAV will be reduced from 120 days to 90 days.

■	NAV purchase privileges for certain types of “grandfathered” shareholders will be modified to remove the ability to purchase Class A shares at NAV, unless those shares are held directly with the Fund.

Please contact your investment professional or call us directly at 1-800-222-8222 if you have any questions on this Notice to Shareholders.

6	Wells Fargo Advantage Specialized Technology Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks long-term capital appreciation.

Adviser

Wells Fargo Funds Management, LLC

Subadviser

RCM Capital Management, LLC

Portfolio managers

Huachen Chen, CFA

Walter C. Price, Jr., CFA

Average annual total returns1 (%) as of September 30, 2012

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (WFSTX)	9-18-00	13.39	2.41	13.75	20.37	3.63	14.44	1.61	1.61
Class B (WFTBX)*	9-18-00	14.36	2.50	13.87	19.36	2.86	13.87	2.36	2.36
Class C (WFTCX)	9-18-00	18.40	2.87	13.59	19.40	2.87	13.59	2.36	2.36
Administrator Class (WFTDX)	7-30-10	–	–	–	20.61	3.73	14.50	1.45	1.41
Investor Class (WFTZX)	4-8-05	–	–	–	20.23	3.55	14.31	1.67	1.67
S&P North American Technology Index[4]	–	–	–	–	26.74	3.89	11.86	–	–
S&P 500 Index[5]	–	–	–	–	30.20	1.05	8.01	–	–

*	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Administrator Class and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. Funds that concentrate their investments in limited sectors may be susceptible to financial, economic or market events impacting those sectors. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to foreign investment risk, non-diversification risk, and smaller company securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 7.

Performance highlights (unaudited)	Wells Fargo Advantage Specialized Technology Fund	7

Ten largest equity holdings[6] (%) as of September 30, 2012
Apple Incorporated	12.36
Google Incorporated Class A	8.30
Cisco Systems Incorporated	6.08
Microsoft Corporation	5.07
Visa Incorporated Class A	4.26
EMC Corporation	3.92
Salesforce.com Incorporated	3.83
eBay Incorporated	3.48
Amazon.com Incorporated	3.15
Samsung Electronics Company Limited	2.87

Industry distribution[7] as of September 30, 2012

1.	Historical performance shown for the Administrator Class shares prior to their inception reflects the performance of Class A shares, and includes the higher expenses applicable to Class A shares. If these expenses had not been included, returns would be higher. Historical performance shown for the Investor Class shares prior to their inception reflects the performance of Class A shares, adjusted to reflect the higher expenses applicable to the Investor Class shares. Effective June 20, 2008, Class Z was renamed Investor Class and modified to assume the features and attributes of the Investor Class.

2.	Reflects the expense ratios as stated in the most recent prospectuses.

3.	The Adviser has committed through July 31, 2013, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 1.60% for Class A, 2.35% for Class B, 2.35% for Class C, 1.40% for Administrator Class, and 1.66% for Investor Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower.

4.	The S&P North American Technology Index (formerly the Goldman Sachs Technology Index) is a modified capitalization-weighted index of selected technology stocks. You cannot invest directly in an index.

5.	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

6.	The ten largest equity holdings are calculated based on the value of the securities divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

7.	Industry distribution is subject to change and is calculated based on the total long-term investments of the Fund.

8	Wells Fargo Advantage Specialized Technology Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees (if any) and exchange fees (if any), and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from April 1, 2012, to September 30, 2012.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 4-1-12	Ending account value 9-30-12	Expenses paid during the period[1]	Net annual expense ratio
Class A
Actual	$1,000.00	$976.19	$8.22	1.66%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.75	$8.39	1.66%
Class B
Actual	$1,000.00	$971.32	$11.91	2.41%
Hypothetical (5% return before expenses)	$1,000.00	$1,012.99	$12.16	2.41%
Class C
Actual	$1,000.00	$972.55	$11.92	2.41%
Hypothetical (5% return before expenses)	$1,000.00	$1,012.99	$12.16	2.41%
Administrator Class
Actual	$1,000.00	$977.46	$7.19	1.45%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.80	$7.33	1.45%
Investor Class
Actual	$1,000.00	$974.82	$8.51	1.72%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.44	$8.69	1.72%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

Portfolio of investments—September 30, 2012 (unaudited)	Wells Fargo Advantage Specialized Technology Fund	9

Security name	Shares	Value

Common Stocks: 97.11%

Consumer Discretionary: 6.33%

Automobiles: 0.60%
Tesla Motors Incorporated «†	47,120	$1,379,674

Internet & Catalog Retail: 4.20%
Amazon.com Incorporated †	28,485	7,244,305
Netflix Incorporated †	4,725	257,229
priceline.com Incorporated †	3,490	2,159,368

		9,660,902

Media: 1.53%
Comcast Corporation Class A	98,380	3,519,053

Health Care: 0.84%

Health Care Technology: 0.84%
athenahealth Incorporated «†	21,085	1,934,970

Industrials: 1.32%

Construction & Engineering: 1.32%
Quanta Services Incorporated †	122,755	3,032,049

Information Technology: 86.41%

Communications Equipment: 10.42%
Cisco Systems Incorporated	732,375	13,981,039
F5 Networks Incorporated †	11,470	1,200,909
Juniper Networks Incorporated †	49,465	846,346
Motorola Solutions Incorporated	30,765	1,555,171
QUALCOMM Incorporated	101,980	6,372,730

		23,956,195

Computers & Peripherals: 22.08%
Apple Incorporated	42,590	28,418,603
Dell Incorporated	60,505	596,579
EMC Corporation †	330,435	9,010,962
Fusion-io Incorporated «†	187,498	5,675,564
NetApp Incorporated †	5,635	185,279
SanDisk Corporation †	90,735	3,940,621
Seagate Technology plc «	54,830	1,699,730
Western Digital Corporation	32,550	1,260,662

		50,788,000

Electronic Equipment, Instruments & Components: 4.90%
Hitachi Limited	492,000	2,736,135
LG Display Company Limited †	76,040	1,939,613
Samsung Electronics Company Limited	5,445	6,594,210

		11,269,958

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage Specialized Technology Fund	Portfolio of investments—September 30, 2012 (unaudited)

Security name	Shares	Value

Internet Software & Services: 16.95%
Akamai Technologies Incorporated †	34,535	$1,321,309
eBay Incorporated †	165,540	8,013,791
Facebook Incorporated Class A †	193,080	4,180,182
Google Incorporated Class A †	25,315	19,100,168
LinkedIn Corporation Class A †	7,660	922,264
Netease.com Incorporated ADR †	47,185	2,648,966
Phoenix New Media Limited ADR «†	30,515	104,361
Renren Incorporated ADR «†	911	3,671
SINA Corporation †	12,485	807,530
Yelp Incorporated «†	69,855	1,889,578

		38,991,820

IT Services: 9.29%
Automatic Data Processing Incorporated	3,950	231,707
Cognizant Technology Solutions Corporation Class A †	42,640	2,981,389
Fidelity National Information Services Incorporated	20,330	634,703
Fiserv Incorporated †	10,550	781,017
International Business Machines Corporation	30,165	6,257,729
MasterCard Incorporated Class A	1,485	670,448
Visa Incorporated Class A «	72,965	9,797,740

		21,354,733

Semiconductors & Semiconductor Equipment: 6.16%
Analog Devices Incorporated «	35,220	1,380,272
Avago Technologies Limited	47,910	1,670,382
Broadcom Corporation Class A	49,095	1,697,705
Catcher Technology GDR	30,100	708,705
Intel Corporation	199,865	4,532,938
Lam Research Corporation «†	13,020	413,841
Maxim Integrated Products Incorporated	24,725	658,180
Microchip Technology Incorporated «	15,090	494,047
Micron Technology Incorporated †	33,330	199,480
Skyworks Solutions Incorporated †	84,455	1,990,182
Texas Instruments Incorporated	15,155	417,520

		14,163,252

Software: 16.61%
Activision Blizzard Incorporated	72,880	822,086
Aspen Technology Incorporated †	88,840	2,296,514
Intuit Incorporated	47,390	2,790,323
Microsoft Corporation	391,400	11,655,892
Nuance Communications Incorporated «†	17,215	428,481
Oracle Corporation	187,790	5,913,507
Salesforce.com Incorporated «†	57,660	8,804,105
TIBCO Software Incorporated †	181,890	5,498,535

		38,209,443

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—September 30, 2012 (unaudited)	Wells Fargo Advantage Specialized Technology Fund	11

Security name		Shares	Value

Materials: 2.10%

Chemicals: 2.10%
Monsanto Company		53,055	$4,829,066

Telecommunication Services: 0.11%

Diversified Telecommunication Services: 0.11%
Verizon Communications Incorporated		5,345	243,571

Total Common Stocks (Cost $182,631,646)			223,332,686

		Principal
Other: 0.09%
Gryphon Funding Limited, Pass-Through Entity (a)(i)(v)		$736,801	213,672

Total Other (Cost $80,725)			213,672

	Yield	Shares
Short-Term Investments: 13.46%

Investment Companies: 13.46%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (u)(l)	0.17%	4,908,943	4,908,943
Wells Fargo Securities Lending Cash Investments, LLC (v)(r)(u)(l)	0.20	26,040,750	26,040,750

Total Short-Term Investments (Cost $30,949,693)			30,949,693

Total investments in securities
(Cost $213,662,064)*	110.66%	254,496,051
Other assets and liabilities, net	(10.66)	(24,510,683)

Total net assets	100.00%	$229,985,368

«	All or a portion of this security is on loan.

†	Non-income-earning security

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

(i)	Illiquid security

(v)	Security represents investment of cash collateral received from securities on loan.

(u)	Rate shown is the 7-day annualized yield at period end.

(l)	Investment in an affiliate

(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.

*	Cost for federal income tax purposes is $215,950,102 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$40,742,172
Gross unrealized depreciation	(2,196,223)

Net unrealized appreciation	$38,545,949

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage Specialized Technology Fund	Statement of assets and liabilities—September 30, 2012 (unaudited)

Assets
Investments
In unaffiliated securities (including securities on loan), at value (see cost below)	$223,546,358
In affiliated securities, at value (see cost below)	30,949,693

Total investments, at value (see cost below)	254,496,051
Foreign currency, at value (see cost below)	3
Receivable for investments sold	6,263,677
Receivable for Fund shares sold	100,794
Receivable for dividends	70,693
Receivable for securities lending income	30,630
Prepaid expenses and other assets	47,896

Total assets	261,009,744

Liabilities
Payable for investments purchased	4,324,953
Payable for Fund shares redeemed	301,563
Payable upon receipt of securities loaned	26,121,475
Advisory fee payable	177,270
Distribution fees payable	4,660
Due to other related parties	25,651
Accrued expenses and other liabilities	68,804

Total liabilities	31,024,376

Total net assets	$229,985,368

NET ASSETS CONSIST OF
Paid-in capital	$181,835,270
Undistributed net investment loss	(817,758)
Accumulated net realized gains on investments	8,134,645
Net unrealized gains on investments	40,833,211

Total net assets	$229,985,368

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE[1]
Net assets – Class A	$122,086,377
Shares outstanding – Class A	14,892,213
Net asset value per share – Class A	$8.20
Maximum offering price per share – Class A2	$8.70
Net assets – Class B	$603,700
Shares outstanding – Class B	80,979
Net asset value per share – Class B	$7.46
Net assets – Class C	$6,871,686
Shares outstanding – Class C	923,697
Net asset value per share – Class C	$7.44
Net assets – Administrator Class	$18,357,149
Shares outstanding – Administrator Class	2,228,514
Net asset value per share – Administrator Class	$8.24
Net assets – Investor Class	$82,066,456
Shares outstanding – Investor Class	10,094,026
Net asset value per share – Investor Class	$8.13

Investments in unaffiliated securities, at cost	$182,712,371

Investments in affiliated securities, at cost	$30,949,693

Total investments, at cost	$213,662,064

Securities on loan, at value	$25,568,503

Foreign currency, at cost	$3

1.	The Fund has an unlimited number of authorized shares.
2.	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statement of operations—six months ended September 30, 2012 (unaudited)	Wells Fargo Advantage Specialized Technology Fund	13

Investment income
Dividends*	$1,224,085
Securities lending income, net	169,266
Income from affiliated securities	7,801

Total investment income	1,401,152

Expenses
Advisory fee	1,155,680
Administration fees
Fund level	56,858
Class A	163,722
Class B	836
Class C	8,872
Administrator Class	6,663
Investor Class	129,808
Shareholder servicing fees
Class A	157,425
Class B	803
Class C	8,531
Administrator Class	16,658
Investor Class	100,272
Distribution fees
Class B	2,410
Class C	25,592
Custody and accounting fees	16,359
Professional fees	12,931
Registration fees	23,451
Shareholder report expenses	31,413
Trustees’ fees and expenses	5,819
Other fees and expenses	5,800

Total expenses	1,929,903
Less: Fee waivers and/or expense reimbursements	(3,102)

Net expenses	1,926,801

Net investment loss	(525,649)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains on investments	4,540,549
Net change in unrealized gains (losses) on investments	(10,408,332)

Net realized and unrealized gains (losses) on investments	(5,867,783)

Net decrease in net assets resulting from operations	$(6,393,432)

* Net of foreign dividend withholding taxes of	$3,266

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage Specialized Technology Fund	Statement of changes in net assets

	Six months ended September 30, 2012 (unaudited)		Year ended March 31, 2012

Operations
Net investment loss		$(525,649)		$(2,318,261)
Net realized gains on investments		4,540,549		4,816,103
Net change in unrealized gains (losses) on investments		(10,408,332)		(7,043,558)

Net decrease in net assets resulting from operations		(6,393,432)		(4,545,716)

Distributions to shareholders from
Net realized gains
Class A		0		(6,083,661)
Class B		0		(45,688)
Class C		0		(316,022)
Administrator Class		0		(733,086)
Investor Class		0		(3,677,210)

Total distributions to shareholders		0		(10,855,667)

	Shares		Shares

Capital share transactions
Proceeds from shares sold
Class A	529,183	4,196,723	2,226,035	18,048,117
Class B	1,661	11,744	8,315	62,699
Class C	49,243	355,590	233,624	1,744,707
Administrator Class	1,478,140	11,384,474	1,878,134	15,082,574
Investor Class	425,762	3,357,769	1,232,888	9,966,488

		19,306,300		44,904,585

Reinvestment of distributions
Class A	0	0	782,626	5,814,915
Class B	0	0	5,780	39,307
Class C	0	0	37,006	250,901
Administrator Class	0	0	82,715	616,227
Investor Class	0	0	487,040	3,589,480

		0		10,310,830

Payment for shares redeemed
Class A	(2,809,601)	(21,958,409)	(4,686,404)	(37,870,075)
Class B	(31,577)	(233,652)	(101,864)	(763,181)
Class C	(65,505)	(476,231)	(154,816)	(1,119,178)
Administrator Class	(144,467)	(1,137,925)	(1,502,628)	(11,082,470)
Investor Class	(853,027)	(6,726,387)	(1,880,229)	(15,060,161)

		(30,532,604)		(65,895,065)

Net decrease in net assets resulting from capital share transactions		(11,226,304)		(10,679,650)

Total decrease in net assets		(17,619,736)		(26,081,033)

Net assets
Beginning of period		247,605,104		273,686,137

End of period		$229,985,368		$247,605,104

Undistributed net investment loss		$(817,758)		$(292,109)

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Specialized Technology Fund	15

(For a share outstanding throughout each period)

	Six months ended September 30, 2012 (unaudited)	Year ended March 31		Year ended October 31
CLASS A		2012	2011[1]	2010	2009	2008	2007
Net asset value, beginning of period	$8.40	$8.88	$7.74	$5.81	$4.52	$7.83	$5.45
Net investment loss	(0.02)[2]	(0.07)	(0.04)	(0.08)	(0.04)[2]	(0.04)[2]	(0.07)[2]
Net realized and unrealized gains (losses) on investments	(0.18)	(0.05)	1.18	2.01	1.33	(3.27)	2.45

Total from investment operations	(0.20)	(0.12)	1.14	1.93	1.29	(3.31)	2.38
Distributions to shareholders from
Net realized gains	0.00	(0.36)	0.00	0.00	0.00	0.00	0.00
Net asset value, end of period	$8.20	$8.40	$8.88	$7.74	$5.81	$4.52	$7.83
Total return[3]	(2.38)%	(0.74)%	14.60%	33.22%	28.54%	(42.27)%	43.67%
Ratios to average net assets (annualized)
Gross expenses	1.66%	1.70%	1.67%	1.73%	1.85%	1.81%	1.79%
Net expenses	1.66%	1.70%	1.67%	1.73%	1.75%	1.75%	1.75%
Net investment loss	(0.42)%	(0.92)%	(1.20)%	(1.23)%	(0.84)%	(0.62)%	(1.05)%
Supplemental data
Portfolio turnover rate	58%	169%	43%	164%	144%	191%	178%
Net assets, end of period (000s omitted)	$122,086	$144,308	$167,298	$147,945	$116,272	$100,523	$163,333

1.	For the five months ended March 31, 2011. The Fund changed its fiscal year end from October 31 to March 31, effective March 31, 2011.

2.	Calculated based upon average shares outstanding

3.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage Specialized Technology Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended September 30, 2012 (unaudited)	Year ended March 31		Year ended October 31
CLASS B		2012	2011[1]	2010	2009	2008	2007
Net asset value, beginning of period	$7.67	$8.20	$7.18	$5.42	$4.25	$7.42	$5.20
Net investment loss	(0.04)[2]	(0.13)[2]	(0.06)[2]	(0.12)[2]	(0.07)[2]	(0.08)[2]	(0.10)[2]
Net realized and unrealized gains (losses) on investments	(0.17)	(0.04)	1.08	1.88	1.24	(3.09)	2.32

Total from investment operations	(0.21)	(0.17)	1.02	1.76	1.17	(3.17)	2.22
Distributions to shareholders from
Net realized gains	0.00	(0.36)	0.00	0.00	0.00	0.00	0.00
Net asset value, end of period	$7.46	$7.67	$8.20	$7.18	$5.42	$4.25	$7.42
Total return[3]	(2.87)%	(1.54)%	14.21%	32.47%	27.53%	(42.72)%	42.69%
Ratios to average net assets (annualized)
Gross expenses	2.41%	2.45%	2.42%	2.48%	2.60%	2.55%	2.54%
Net expenses	2.41%	2.45%	2.42%	2.48%	2.50%	2.50%	2.50%
Net investment loss	(1.18)%	(1.69)%	(1.95)%	(1.97)%	(1.54)%	(1.33)%	(1.79)%
Supplemental data
Portfolio turnover rate	58%	169%	43%	164%	144%	191%	178%
Net assets, end of period (000s omitted)	$604	$851	$1,629	$1,888	$2,310	$3,254	$16,366

1.	For the five months ended March 31, 2011. The Fund changed its fiscal year end from October 31 to March 31, effective March 31, 2011.

2.	Calculated based upon average shares outstanding

3.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Specialized Technology Fund	17

(For a share outstanding throughout each period)

	Six months ended September 30, 2012 (unaudited)	Year ended March 31		Year ended October 31
CLASS C		2012	2011[1]	2010	2009	2008	2007
Net asset value, beginning of period	$7.65	$8.18	$7.16	$5.41	$4.24	$7.40	$5.19
Net investment loss	(0.05)	(0.12)[2]	(0.06)[2]	(0.12)[2]	(0.07)[2]	(0.08)[2]	(0.11)[2]
Net realized and unrealized gains (losses) on investments	(0.16)	(0.05)	1.08	1.87	1.24	(3.08)	2.32

Total from investment operations	(0.21)	(0.17)	1.02	1.75	1.17	(3.16)	2.21
Distributions to shareholders from
Net realized gains	0.00	(0.36)	0.00	0.00	0.00	0.00	0.00
Net asset value, end of period	$7.44	$7.65	$8.18	$7.16	$5.41	$4.24	$7.40
Total return[3]	(2.75)%	(1.55)%	14.25%	32.35%	27.59%	(42.70)%	42.58%
Ratios to average net assets (annualized)
Gross expenses	2.41%	2.45%	2.43%	2.48%	2.60%	2.54%	2.54%
Net expenses	2.41%	2.45%	2.43%	2.48%	2.50%	2.50%	2.50%
Net investment loss	(1.18)%	(1.66)%	(1.95)%	(1.98)%	(1.60)%	(1.38)%	(1.81)%
Supplemental data
Portfolio turnover rate	58%	169%	43%	164%	144%	191%	178%
Net assets, end of period (000s omitted)	$6,872	$7,194	$6,742	$5,566	$4,527	$3,626	$6,907

1.	For the five months ended March 31, 2011. The Fund changed its fiscal year end from October 31 to March 31, effective March 31, 2011.

2.	Calculated based upon average shares outstanding

3.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage Specialized Technology Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended September 30, 2012 (unaudited)	Year ended March 31		Year ended October 31, 2010[2]
ADMINISTRATOR CLASS		2012	2011[1]
Net asset value, beginning of period	$8.43	$8.88	$7.74	$6.63
Net investment loss	(0.01)[3]	(0.06)	(0.04)[3]	(0.02)[3]
Net realized and unrealized gains (losses) on investments	(0.18)	(0.03)	1.18	1.13

Total from investment operations	(0.19)	(0.09)	1.14	1.11
Distributions to shareholders from
Net realized gains	0.00	(0.36)	0.00	0.00
Net asset value, end of period	$8.24	$8.43	$8.88	$7.74
Total return[4]	(2.25)%	(0.51)%	14.73%	16.74%
Ratios to average net assets (annualized)
Gross expenses	1.49%	1.53%	1.48%	1.58%
Net expenses	1.45%	1.50%	1.48%	1.50%
Net investment loss	(0.27)%	(0.64)%	(1.03)%	(0.97)%
Supplemental data
Portfolio turnover rate	58%	169%	43%	164%
Net assets, end of period (000s omitted)	$18,357	$7,546	$3,879	$108

1.	For the five months ended March 31, 2011. The Fund changed its fiscal year end from October 31 to March 31, effective March 31, 2011.

2.	For the period from July 30, 2010 (commencement of class operations) to October 31, 2010.

3.	Calculated based upon average shares outstanding

4.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Specialized Technology Fund	19

(For a share outstanding throughout each period)

	Six months ended September 30, 2012 (unaudited)	Year ended March 31		Year ended October 31
INVESTOR CLASS		2012	2011[1]	2010	2009	2008[2]	2007[2]
Net asset value, beginning of period	$8.34	$8.81	$7.69	$5.78	$4.50	$7.79	$5.44
Net investment loss	(0.02)	(0.08)	(0.05)	(0.09)[3]	(0.05)[3]	(0.05)[3]	(0.07)[3]
Net realized and unrealized gains (losses) on investments	(0.19)	(0.03)	1.17	2.00	1.33	(3.24)	2.42

Total from investment operations	(0.21)	(0.11)	1.12	1.91	1.28	(3.29)	2.35
Distributions to shareholders from
Net realized gains	0.00	(0.36)	0.00	0.00	0.00	0.00	0.00
Net asset value, end of period	$8.13	$8.34	$8.81	$7.69	$5.78	$4.50	$7.79
Total return[4]	(2.52)%	(0.74)%	14.56%	33.04%	28.44%	(42.23)%	43.20%
Ratios to average net assets (annualized)
Gross expenses	1.72%	1.77%	1.74%	1.82%	1.96%	1.96%	1.96%
Net expenses	1.72%	1.77%	1.74%	1.82%	1.86%	1.90%	1.90%
Net investment loss	(0.49)%	(0.98)%	(1.27)%	(1.32)%	(0.96)%	(0.77)%	(1.20)%
Supplemental data
Portfolio turnover rate	58%	169%	43%	164%	144%	191%	178%
Net assets, end of period (000s omitted)	$82,066	$87,706	$94,139	$81,544	$63,814	$49,567	$92,530

1.	For the five months ended March 31, 2011. The Fund changed its fiscal year end from October 31 to March 31, effective March 31, 2011.

2.	On June 20, 2008, Class Z was renamed Investor Class.

3.	Calculated based upon average shares outstanding

4.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Advantage Specialized Technology Fund	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on Wells Fargo Advantage Specialized Technology Fund (the “Fund”) which is a non-diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

Investments in equity securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities (including U.S. Government obligations, but excluding debt securities maturing in 60 days or less), the price will be deemed “stale” and the valuations will be determined in accordance with the Fund’s Valuation Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of securities, then fair value pricing procedures approved by the Board of Trustees are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. As a result of the fair value pricing procedures, these securities are categorized as Level 2 in these circumstances and may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the last reported sales price or latest quoted bid price. On September 30, 2012, fair value pricing was not used in pricing foreign securities.

Investments in registered open-end mutual funds are valued at net asset value. Non-registered investment companies are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary in determining the fair value of portfolio securities, unless the responsibility has been delegated to the Management Valuation Team of Wells Fargo Funds Management LLC (“Funds Management”). The Board of Trustees retains the authority to make any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Notes to financial statements (unaudited)	Wells Fargo Advantage Specialized Technology Fund	21

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the date of valuation. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting in changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are recorded with net realized and unrealized gains or losses from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Cash Collateral Fund is included in securities lending income on the Statement of Operations.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

22	Wells Fargo Advantage Specialized Technology Fund	Notes to financial statements (unaudited)

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of March 31, 2012, the Fund had $292,110 of late-year ordinary loss deferral which will be treated as realized for tax purposes on the first day of the following fiscal year.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund, earn income from the portfolio, and are allocated any unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and administration fees.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of September 30, 2012, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in securities	Quoted prices (Level 1)	Significant other observable Inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Equity securities
Common stocks	$223,332,686	$0	$0	$223,332,686

Other	0	0	213,672	213,672

Short-term investments
Investment companies	4,908,943	26,040,750	0	30,949,693
	$228,241,629	$26,040,750	$213,672	$254,496,051

Further details on the major security types listed above can be found in the Portfolio of Investments.

Transfers in and transfers out are recognized at the end of the reporting period. For the six months ended September 30, 2012, the Fund did not have any transfers into/out of Level 1 and Level 2

Notes to financial statements (unaudited)	Wells Fargo Advantage Specialized Technology Fund	23

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.95% and declining to 0.80% as the average daily net assets of the Fund increase. Prior to August 1, 2012, the Fund paid an annual advisory fee which started at 1.05% and declined to 0.90% as the average daily net assets of the Fund increased. For the six months ended September 30, 2012, the advisory fee was equivalent to an annual rate of 1.02% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. RCM Capital Management, LLC is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 1.00% and declining to 0.55% as the average daily net assets of the Fund increase.

Administration and transfer agent fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

	Class level administration fee
Class A, Class B, Class C	0.26%
Administrator Class	0.10
Investor Class	0.32	*

*	Prior to May 1, 2012, the class level administration fee for Investor Class was 0.33%.

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through July 31, 2013, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.60% for Class A, 2.35% for Class B, 2.35% for Class C, 1.40% for Administrator Class, and 1.66% for Investor Class.

Distribution fees

The Trust has adopted a Distribution Plan for Class B and Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class B and Class C shares.

For the six months ended September 30, 2012, Wells Fargo Funds Distributor, LLC received $6,142 from the sale of Class A shares and $14 in contingent deferred sales charges from redemptions of Class C shares.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby each class of the Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended September 30, 2012 were $127,399,460 and $135,933,243, respectively.

24	Wells Fargo Advantage Specialized Technology Fund	Notes to financial statements (unaudited)

6. BANK BORROWINGS

The Trust (excluding the money market funds) and Wells Fargo Variable Trust are parties to a $150,000,000 revolving credit agreement with State Street Bank and Trust Company, whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.10% of the unused balance is allocated to each participating fund. For the six months ended September 30, 2012, the Fund paid $207 in commitment fees.

For the six months ended September 30, 2012, there were no borrowings by the Fund under the agreement.

7. CONCENTRATION RISK

The Fund invests a substantial portion of its assets in technology companies and, therefore, may be more affected by changes in technology companies than would be a fund whose investments are not heavily weighted in those companies.

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

9. NEW ACCOUNTING PRONOUNCEMENT

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities. ASU 2011-11, which amends FASB ASC Topic 210, Balance Sheet, creates new disclosure requirements which require entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently assessing the potential impact, in addition to expanded financial statement disclosure, that may result from adopting this ASU.

Other information (unaudited)	Wells Fargo Advantage Specialized Technology Fund	25

TAX INFORMATION

Current tax law generally provides for a maximum tax rate for individual taxpayers of 15% on long-term capital gains and qualifying dividends on corporate stocks. This rate is scheduled to expire at the end of 2012. In the absence of further Congressional action, the maximum tax rate on long-term capital gains for individual taxpayers would increase to 20% and income from dividends would be taxed at the rates applicable to ordinary income.

In addition, for taxable years beginning after December 31, 2012, absent further Congressional action, an additional 3.8% Medicare tax will be imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceed certain threshold amounts.

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s website (wellsfargoadvantagefunds.com) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

26	Wells Fargo Advantage Specialized Technology Fund	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers listed in the table below acts in identical capacities for the Wells Fargo Advantage family of funds, which consists of 138 funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information1. All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 40 portfolios as of 12/31/11); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of Corporate Governance Research Program and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust

Other information (unaudited)	Wells Fargo Advantage Specialized Technology Fund	27

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Free Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003. Senior Vice President and Chief Administrative Officer of Wells Fargo Funds Management, LLC from 2001 to 2003.
Nancy Wiser (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011. Owned and operated a consulting business providing services to various hedge funds including acting as Chief Operating Officer and Chief Compliance Officer for a hedge fund from 2007 to 2008. Chief Operating Officer and Chief Compliance Officer of GMN Capital LLC from 2006 to 2007.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Senior Counsel of Wells Fargo Bank, N.A. since 1996.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007 and Senior Audit Manager of PricewaterhouseCoopers LLP from 1998 to 2004.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

1.	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling
1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

28	Wells Fargo Advantage Specialized Technology Fund	List of abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACB	— Agricultural Credit Bank
ADR	— American depositary receipt
ADS	— American depositary shares
AGC-ICC	— Assured Guaranty Corporation - Insured Custody Certificates
AGM	— Assured Guaranty Municipal
AMBAC	— American Municipal Bond Assurance Corporation
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Certificate of participation
CR	— Custody receipts
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FGLMC	— Federal Government Loan Mortgage Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUF	— Hungarian forint
IBC	— Insured bond certificate
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial development revenue
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
NATL-RE	— National Public Finance Guarantee Corporation
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SKK	— Slovakian koruna
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
STRIPS	— Separate trading of registered interest and principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TCR	— Transferable custody receipts
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
XLCA	— XL Capital Assurance
ZAR	— South African rand

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For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a current prospectus and, if available, a summary prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2012 Wells Fargo Funds Management, LLC. All rights reserved.

212326 11-12 SA317/SAR317 09-12

Wells Fargo Advantage

Utility and Telecommunications Fund

Semi-Annual Report

September 30, 2012

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of September 30, 2012, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC, disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

Wells Fargo investment history

1932	Keystone creates one of the first mutual fund families.
1971	Wells Fargo & Company introduces one of the first institutional index funds.
1978	Wells Fargo applies Markowitz and Sharpe’s research on Modern Portfolio Theory to introduce one of the industry’s first tactical asset allocation models in institutional separately managed accounts.
1984	Wells Fargo Stagecoach Funds launches its first asset allocation fund.
1989	The tactical asset allocation (TAA) Model is first applied to Wells Fargo’s asset allocation mutual funds.
1994	Wells Fargo introduces the LifePath Funds, one of the first suites of target date funds (now the Wells Fargo Advantage Dow Jones Target Date FundsSM).
1996	Evergreen Investments and Keystone Funds merge.
1997	Wells Fargo launches the Wells Fargo Advantage WealthBuilder PortfoliosSM, a fund-of-funds suite of products that includes the use of quantitative models to shift assets among investment styles.
1999	Norwest Advantage Funds and Stagecoach Funds are reorganized into Wells Fargo Funds after the merger of Norwest and Wells Fargo.
2002	Evergreen Retail and Evergreen Institutional companies form the umbrella asset management company, Evergreen Investments.
2005	The integration of Strong Funds with Wells Fargo Funds creates Wells Fargo Advantage Funds, resulting in one of the top 20 mutual fund companies in the United States.
2006	Wells Fargo Advantage Funds relaunches the target date product line as Wells Fargo Advantage Dow Jones Target Date Funds.
2010	The mergers and reorganizations of Evergreen and Wells Fargo Advantage mutual funds are completed, unifying the families under the brand of Wells Fargo Advantage Funds.

Wells Fargo Advantage Funds®

Wells Fargo Advantage Funds skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of investors is backed by our unique combination of qualifications.

Strength

Our organization is built on the standards of integrity and service established by our parent company—Wells Fargo & Company—more than 150 years ago. And, because we’re part of a highly diversified financial enterprise, we offer the depth of resources to help investors succeed.

Expertise

Our multi-boutique model offers investors access to the independent thinking of premier investment managers that have been chosen for their time-tested strategies. While each team specializes in a specific investment strategy, collectively they provide investors a wide choice of distinct investment styles. Our dedication to investment excellence doesn’t end with our expertise in manager selection—risk management, analysis, and rigorous ongoing review seek to ensure each manager’s investment process remains consistent.

Partnership

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

Carefully consider the investment objectives, risks, charges, and expenses before investing. For a current prospectus for Wells Fargo Advantage Funds, containing this and other information, visit wellsfargoadvantagefunds.com. Read it carefully before investing.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

“Dow Jones®” and “Dow Jones Target Date IndexesSM” are service marks of Dow Jones Trademark Holdings LLC (“Dow Jones”); have been licensed to CME Group Index Services LLC (“CME Indexes”); and have been sublicensed for use for certain purposes by Global Index Advisors, Inc., and Wells Fargo Funds Management, LLC. The Wells Fargo Advantage Dow Jones Target Date FundsSM, based on the Dow Jones Target Date Indexes, are not sponsored, endorsed, sold, or promoted by Dow Jones, CME Indexes, or their respective affiliates, and none of them makes any representation regarding the advisability of investing in such product(s).

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡  MAY LOSE VALUE

Not part of the semi-annual report.

Wells Fargo Advantage Funds offers more than 110 mutual funds across a wide range of asset classes, representing over $212 billion in assets under management, as of September 30, 2012.

Equity funds
Asia Pacific Fund	Enterprise Fund†	Opportunity Fund†
C&B Large Cap Value Fund	Equity Value Fund	Precious Metals Fund
C&B Mid Cap Value Fund	Global Opportunities Fund	Premier Large Company Growth Fund
Capital Growth Fund	Growth Fund	Small Cap Opportunities Fund
Common Stock Fund	Index Fund	Small Cap Value Fund
Disciplined U.S. Core Fund	International Equity Fund	Small Company Growth Fund
Discovery Fund†	International Value Fund	Small Company Value Fund
Diversified Equity Fund	Intrinsic Small Cap Value Fund	Small/Mid Cap Core Fund
Diversified International Fund	Intrinsic Value Fund	Small/Mid Cap Value Fund
Diversified Small Cap Fund	Intrinsic World Equity Fund	Special Mid Cap Value Fund
Emerging Growth Fund	Large Cap Core Fund	Special Small Cap Value Fund
Emerging Markets Equity Fund	Large Cap Growth Fund	Specialized Technology Fund
Emerging Markets Equity Income Fund	Large Company Value Fund	Traditional Small Cap Growth Fund
Endeavor Select Fund†	Omega Growth Fund	Utility and Telecommunications Fund
Bond funds
Adjustable Rate Government Fund	Inflation-Protected Bond Fund	Short-Term Bond Fund
California Limited-Term Tax-Free Fund	Intermediate Tax/AMT-Free Fund	Short-Term High Yield Bond Fund
California Tax-Free Fund	International Bond Fund	Short-Term Municipal Bond Fund
Colorado Tax-Free Fund	Minnesota Tax-Free Fund	Strategic Municipal Bond Fund
Emerging Markets Local Bond Fund	Municipal Bond Fund	Total Return Bond Fund
Government Securities Fund	North Carolina Tax-Free Fund	Ultra Short-Term Income Fund
High Income Fund	Pennsylvania Tax-Free Fund	Ultra Short-Term Municipal Income Fund
High Yield Bond Fund	Short Duration Government Bond Fund	Wisconsin Tax-Free Fund
Income Plus Fund
Asset allocation funds
Absolute Return Fund	WealthBuilder Equity Portfolio†	Target 2020 Fund†
Asset Allocation Fund	WealthBuilder Growth Allocation Portfolio†	Target 2025 Fund†
Conservative Allocation Fund	WealthBuilder Growth Balanced Portfolio†	Target 2030 Fund†
Diversified Capital Builder Fund	WealthBuilder Moderate Balanced Portfolio†	Target 2035 Fund†
Diversified Income Builder Fund	WealthBuilder Tactical Equity Portfolio†	Target 2040 Fund†
Growth Balanced Fund	Target Today Fund†	Target 2045 Fund†
Index Asset Allocation Fund	Target 2010 Fund†	Target 2050 Fund†
Moderate Balanced Fund	Target 2015 Fund†	Target 2055 Fund†
WealthBuilder Conservative Allocation Portfolio†
Money market funds
100% Treasury Money Market Fund	Heritage Money Market Fund†	National Tax-Free Money Market Fund
California Municipal Money Market Fund	Money Market Fund	Prime Investment Money Market Fund
Cash Investment Money Market Fund	Municipal Cash Management Money Market Fund	Treasury Plus Money Market Fund
Government Money Market Fund	Municipal Money Market Fund
Variable trust funds[1]
VT Discovery Fund†	VT Intrinsic Value Fund	VT Small Cap Growth Fund
VT Index Asset Allocation Fund	VT Omega Growth Fund	VT Small Cap Value Fund
VT International Equity Fund	VT Opportunity Fund†	VT Total Return Bond Fund

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Advantage Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

1.	The variable trust funds are generally available only through insurance company variable contracts.

†

In this report, the Wells Fargo Advantage Discovery FundSM, Wells Fargo Advantage Endeavor Select FundSM, Wells Fargo Advantage Enterprise FundSM, Wells Fargo Advantage Opportunity FundSM, Wells Fargo Advantage WealthBuilder Conservative Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Equity PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Moderate Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Tactical Equity PortfolioSM, Wells Fargo Advantage Dow Jones Target Today FundSM, Wells Fargo Advantage Dow Jones Target 2010 FundSM, Wells Fargo Advantage Dow Jones Target 2015 FundSM, Wells Fargo Advantage Dow Jones Target 2020 FundSM, Wells Fargo Advantage Dow Jones Target 2025 FundSM, Wells Fargo Advantage Dow Jones Target 2030 FundSM, Wells Fargo Advantage Dow Jones Target 2035 FundSM, Wells Fargo Advantage Dow Jones Target 2040 FundSM, Wells Fargo Advantage Dow Jones Target 2045 FundSM, Wells Fargo Advantage Dow Jones Target 2050 FundSM, Wells Fargo Advantage Dow Jones Target 2055 FundSM, Wells Fargo Advantage Heritage Money Market FundSM, Wells Fargo Advantage VT Discovery FundSM, and Wells Fargo Advantage VT Opportunity FundSM are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Target 2055 Fund, Heritage Money Market Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.

Not part of the semi-annual report.

2	Wells Fargo Advantage Utility and Telecommunications Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Analysts began openly discussing the possibility of a crisis within the European banking system and its possible effect on the U.S. economy—worries that remained near the forefront as the reporting period ended.

Dear Valued Shareholder:

We’re pleased to offer you this semi-annual report for the Wells Fargo Advantage Utility and Telecommunications Fund for the six-month period that ended September 30, 2012. Much of the period was marked by increased confidence that the U.S. economy was staging a fragile recovery, offset by continued concerns about the possible effects that the ongoing European sovereign debt crisis would have on the global economy. U.S. stocks posted moderate gains during the period as measured by a variety of indexes, with modest outperformance from utilities stocks and strong outperformance from telecommunication services stocks.

The period was dominated by worries that ongoing debt problems in the eurozone would affect global economic growth.

Concerns about the eurozone sovereign debt situation held to center stage as investors became increasingly concerned that Greece would default on its debt. Because many eurozone banks owned Greek debt and many U.S. banks had financial ties to eurozone banks, investors worried about the effects of such an event on the global financial system and the economy. Just prior to the reporting period, in March 2012, the Greek government came to an agreement with its creditors, allowing it to write down the principal on most of its bonds in exchange for increased financial austerity. The Greek agreement—combined with unprecedented support for eurozone banks by the European Central Bank (ECB)—appeared to temporarily calm investor concerns.

Yet, ongoing weakness in the Greek economy made it difficult for the country to meet its austerity targets. Even more worrisome, in May 2012, Spain nationalized Bankia, its fourth-largest bank, after it suffered heavy losses from property loans. The move refocused investor attention to Spain’s weak economy and depressed property sector, and Spanish bonds sold off. Analysts began openly discussing the possibility of a crisis within the European banking system and its possible effect on the U.S. economy—worries that remained near the forefront as the reporting period ended.

Central banks continued to provide stimulus.

Major central banks, including the U.S. Federal Reserve (Fed) and the ECB, continued to inject liquidity into the banks and the markets through various quantitative easing policies. Throughout the reporting period, the Federal Open Market Committee (FOMC) kept its key interest rates effectively at zero in order to support the economy and financial system. In response to signs of a sluggish economy, after its September 2012 meeting, the FOMC announced its intention to keep interest rates low until at least mid-2015. The Fed also announced open-ended purchases of $40 billion per month in mortgage-backed securities in an effort to support the housing market.

At the beginning of the period, the ECB had a key rate of 1.00%, which it had twice lowered from its previous levels in response to weakness in the southern European economies. A third cut in July 2012 put its key rate at a historic low of 0.75%. In September 2012, the ECB announced that it would purchase an unlimited amount of one- to three-year sovereign debt from countries that had applied for a formal bailout through either the European Financial Stability Facility or the European Stability Mechanism.

Letter to shareholders (unaudited)	Wells Fargo Advantage Utility and Telecommunications Fund	3

U.S. stocks gained as the U.S. economy reported relatively solid news.

For most of the period, U.S. economic data remained moderately positive. Reported Gross Domestic Product (GDP) came in at a 2.0% annualized rate in the first quarter of 2012, just prior to the beginning of the reporting period. Although GDP growth decelerated to a 1.3% annualized rate in the second quarter of 2012, continued economic growth in the U.S. contrasted with the more uncertain picture in Europe. The unemployment rate was a notable exception to generally positive U.S. economic news. Although the unemployment rate declined—from 8.1% in April 2012 to 7.8% in September 2012—at least part of the decline could be attributed to a decline in the labor force. (People are only counted as unemployed if they are officially looking for work.)

The relatively positive outlook for the U.S. economy resulted in moderate gains for domestic stocks, with the S&P 500 Index1 gaining 3% for the six-month period. Telecommunication services stocks strongly outperformed, with the S&P 500 Telecommunication Services Sector Index2 gaining 23% for the reporting period. Telecommunication services stocks were boosted in part by the successful release of Apple Incorporated’s iPhone 5. In addition, wireless carriers’ continued rollout of high-speed networks had the potential to increase revenue if users took greater advantage of high-speed data downloads. The S&P Utilities Index3 returned 6% for the period, as investors continued to bid up dividend-paying stocks in a historically low-yielding environment.

We use time-tested investment strategies, even as many variables are at work in the market.

The full effect of the credit crisis remains unknown. Elevated unemployment and debt defaults continue to pressure consumers and businesses alike. In our experience, strict adherence to time-tested investment strategies has its rewards. As a whole, Wells Fargo Advantage Funds represents investments across a range of asset classes and investment styles, giving you an opportunity to create a diversified investment portfolio. While diversification may not prevent losses in a downturn, we believe it helps manage risk.

Telecommunication services stocks strongly outperformed, with the S&P 500 Telecommunication Services Sector Index gaining 23% for the reporting period.

1.	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

2.	The S&P 500 Telecommunication Services Sector Index is a market-value-weighted index, measuring the performance of all stocks within the telecommunication services sector of the S&P 500 Index. You cannot invest directly in an index.

3.	The S&P Utilities Index is a market-value-weighted index, measuring the performance of all stocks within the utility sector of the S&P 500 Index. You cannot invest directly in an index.

4	Wells Fargo Advantage Utility and Telecommunications Fund	Letter to shareholders (unaudited)

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Letter to shareholders (unaudited)	Wells Fargo Advantage Utility and Telecommunications Fund	5

Notice to shareholders

At its November 6-7, 2012 meeting, the Board of Trustees unanimously approved the following modifications to certain Class A sales load waiver privileges; with each change becoming effective on July 1, 2013:

■	Annuity payments received under an annuity option or from death proceeds will no longer qualify for net asset value (NAV) repurchase privileges.

■	The ability to reinvest redemption proceeds at NAV will be reduced from 120 days to 90 days.

■	NAV purchase privileges for certain types of “grandfathered” shareholders will be modified to remove the ability to purchase Class A shares at NAV, unless those shares are held directly with the Fund.

Please contact your investment professional or call us directly at 1-800-222-8222 if you have any questions on this Notice to Shareholders.

6	Wells Fargo Advantage Utility and Telecommunications Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks total return, consisting of current income and capital appreciation.

Adviser

Wells Fargo Funds Management, LLC

Subadviser

Crow Point Partners, LLC

Portfolio manager

Timothy P. O’Brien, CFA

Average annual total returns1 (%) as of September 30, 2012

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (EVUAX)	1-4-94	14.34	0.83	12.80	21.31	2.03	13.47	1.21	1.15
Class B (EVUBX)*	1-4-94	15.43	0.92	12.89	20.43	1.28	12.89	1.96	1.90
Class C (EVUCX)	9-2-94	19.38	1.26	12.63	20.38	1.26	12.63	1.96	1.90
Administrator Class (EVUDX)	7-30-10	–	–	–	21.62	2.16	13.61	1.05	0.96
Institutional Class (EVUYX)	2-28-94	–	–	–	21.80	2.33	13.80	0.78	0.78
S&P Utilities Index[4]	–	–	–	–	12.90	2.42	11.27	–	–
S&P 500 Index[5]	–	–	–	–	30.20	1.05	8.01	–	–

*	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond values fall and investors may lose principal value. The use of derivatives may reduce returns and/or increase volatility. Funds that concentrate their investments in limited sectors may be susceptible to financial, economic or market events impacting those sectors. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to convertible securities risk, foreign investment risk, high-yield securities risk, non-diversification risk, smaller company securities risk, and subsidiary risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 7.

Performance highlights (unaudited)	Wells Fargo Advantage Utility and Telecommunications Fund	7

Ten largest equity holdings[6] (%) as of September 30, 2012
ITC Holdings Corporation	5.02
Nextera Energy Incorporated	4.49
Northeast Utilities	4.39
Wisconsin Energy Corporation	4.38
Sempra Energy	4.12
Visa Incorporated Class A	4.12
CMS Energy Corporation	3.91
Exelon Corporation	3.51
Kinder Morgan Incorporated	2.97
PPL Corporation	2.82

Industry distribution[7] as of September 30, 2012

1.	Historical performance shown for the Administrator Class shares prior to their inception reflects the performance of the Institutional Class shares, adjusted to reflect the higher expenses applicable to the Administrator Class shares. Historical performance shown for all classes of the Fund prior to July 19, 2010, is based on the performance of the Fund’s predecessor, Evergreen Utility and Telecommunications Fund.

2.	Reflects the expense ratios as stated in the most recent prospectuses.

3.	The Adviser has committed through July 31, 2013, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 1.14% for Class A, 1.89% for Class B, 1.89% for Class C, 0.95% for Administrator Class, and 0.78% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower.

4.	The S&P Utilities Index is a market-value-weighted index, measuring the performance of all stocks within the utility sector of the S&P 500 Index. You cannot invest directly in an index.

5.	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

6.	The ten largest equity holdings are calculated based on the value of the securities divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

7.	Industry distribution is subject to change and is calculated based on the total long-term investments of the Fund.

8	Wells Fargo Advantage Utility and Telecommunications Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees (if any) and exchange fees (if any), and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from April 1, 2012, to September 30, 2012.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 4-1-12	Ending account value 9-30-12	Expenses paid during the period[1]	Net annual expense ratio
Class A
Actual	$1,000.00	$1,067.92	$5.91	1.14%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.35	$5.77	1.14%
Class B
Actual	$1,000.00	$1,064.36	$9.78	1.89%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.59	$9.55	1.89%
Class C
Actual	$1,000.00	$1,063.77	$9.78	1.89%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.59	$9.55	1.89%
Administrator Class
Actual	$1,000.00	$1,069.65	$4.88	0.94%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.36	$4.76	0.94%
Institutional Class
Actual	$1,000.00	$1,070.48	$4.05	0.78%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.16	$3.95	0.78%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

Portfolio of investments—September 30, 2012 (unaudited)	Wells Fargo Advantage Utility and Telecommunications Fund	9

Security name	Shares	Value

Common Stocks: 87.07%

Energy: 5.99%

Oil, Gas & Consumable Fuels: 5.99%
EQT Corporation	58,600	$3,457,400
Magnum Hunter Resources Corporation «†	1,500,000	6,660,000
QR Energy LP	45,000	878,400
SandRidge Mississippian Trust II	100,000	2,034,000
The Williams Companies Incorporated	270,000	9,441,900
Whiting USA Trust II «	50,000	964,500

		23,436,200

Industrials: 0.11%

Building Products: 0.11%
Ameresco Incorporated Class A †	35,000	413,350

Information Technology: 7.31%

Computers & Peripherals: 0.04%
Mitek Systems Incorporated «†	50,000	161,500

Internet Software & Services: 0.89%
Akamai Technologies Incorporated †	91,000	3,481,660

IT Services: 6.38%
Convergys Corporation «	250,000	3,917,500
MasterCard Incorporated Class A	11,000	4,966,280
Visa Incorporated Class A «	120,000	16,113,600

		24,997,380

Materials: 0.25%

Chemicals: 0.25%
Rentech Nitrogen Partners LP	25,000	969,000

Telecommunication Services: 8.42%

Diversified Telecommunication Services: 5.99%
AT&T Incorporated «	150,000	5,655,000
Comcast Corporation Class A	225,100	8,051,827
Verizon Communications Incorporated «	100,000	4,557,000
VimpelCom Limited ADR «	350,000	4,165,000
Windstream Corporation «	100,000	1,011,000

		23,439,827

Wireless Telecommunication Services: 2.43%
Shenandoah Telecommunication «	300,000	5,280,000
Turkcell Iletisim Hizmetleri AS ADR †	280,500	4,246,770

		9,526,770

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage Utility and Telecommunications Fund	Portfolio of investments—September 30, 2012 (unaudited)

Security name		Shares	Value

Utilities: 64.99%

Electric Utilities: 34.83%
American Electric Power Company Incorporated «		200,000	$8,788,000
Duke Energy Corporation		150,000	9,720,000
Exelon Corporation		386,000	13,733,880
FirstEnergy Corporation «		250,000	11,025,000
Great Plains Energy Incorporated		375,000	8,347,500
Hawaiian Electric Industries Incorporated		125,000	3,288,750
IDACORP Incorporated		75,000	3,245,250
ITC Holdings Corporation «		260,000	19,650,800
Nextera Energy Incorporated		250,050	17,586,017
Northeast Utilities		450,000	17,203,500
NV Energy Incorporated		300,000	5,403,000
PPL Corporation «		380,000	11,039,000
The Southern Company «		100,000	4,609,000
Unitil Corporporation		100,000	2,722,000

			136,361,697

Gas Utilities: 2.42%
National Fuel Gas Company «		175,000	9,457,000

Multi-Utilities: 25.85%
CenterPoint Energy Incorporated		250,000	5,325,000
CMS Energy Corporation		650,000	15,307,500
Dominion Resources Incorporated		175,000	9,264,500
Kinder Morgan Incorporated		327,902	11,647,079
MDU Resources Group Incorporated		300,000	6,612,000
Northwestern Corporation		102,411	3,710,351
Public Service Enterprise Group Incorporated		200,000	6,436,000
SCANA Corporation «		200,000	9,654,000
Sempra Energy		250,000	16,122,500
Wisconsin Energy Corporation		455,000	17,139,850

			101,218,780

Water Utilities: 1.89%
American Water Works Company Incorporated		200,000	7,412,000

Total Common Stocks (Cost $237,087,450)			340,875,164

	Dividend yield

Preferred Stocks: 7.84%

Financials: 0.16%

REITs: 0.16%
PS Business Parks Incorporated †	5.75%	25,000	621,750

Utilities: 7.68%

Electric Utilities: 5.78%
Alabama Power Company	5.63	30,000	779,700
Entergy Arkansas Incorporated	6.45	170,000	4,250,000
Entergy Louisiana LLC	6.95	20,000	2,013,126

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—September 30, 2012 (unaudited)	Wells Fargo Advantage Utility and Telecommunications Fund	11

Security name	Dividend yield		Shares	Value

Electric Utilities (continued)
Gulf Power Company	6.45%		21,000	$2,318,843
Interstate Power & Light Company	8.38		76,213	2,111,100
Nextera Energy Capital Series G	5.70		25,000	671,750
Nextera Energy Capital Series H	5.63		100,000	2,630,000
SCE Trust I	5.63		75,000	1,956,000
Southern California Edison Company Series C	6.00		58,339	5,890,419

				22,620,938

Multi-Utilities: 1.90%
DTE Energy Company	6.50		150,000	4,203,000
Pacific Gas & Electric Company	4.36		77,820	1,906,590
Scana Corporation	7.70		47,500	1,344,725

				7,454,315

Total Preferred Stocks (Cost $29,079,064)				30,697,003

		Expiration date

Warrants: 0.44%

Utilities: 0.44%

Independent Power Producers & Energy Traders: 0.00%
China Hydroelectric Corporation †		1-25-14	30,000	447

Multi-Utilities: 0.44%
Kinder Morgan Incorporated †		2-15-17	496,000	1,731,040

Total Warrants (Cost $589,300)				1,731,487

	Yield

Short-Term Investments: 24.48%

Investment Companies: 24.48%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.17		16,948,924	16,948,924
Wells Fargo Securities Lending Cash Investments, LLC (l)(u)(v)(r)	0.20		78,913,075	78,913,075

Total Short-Term Investments (Cost $95,861,999)				95,861,999

Total investments in securities
(Cost $362,617,813)*	119.83%	469,165,653
Other assets and liabilities, net	(19.83)	(77,647,872)

Total net assets	100.00%	$391,517,781

«	All or a portion of this security is on loan.
†	Non-income-earning security
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.
(v)	Security represents investment of cash collateral received from securities on loan.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.
*	Cost for federal income tax purposes is $362,657,914 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$107,401,172
Gross unrealized depreciation	(893,433)

Net unrealized appreciation	$106,507,739

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage Utility and Telecommunications Fund	Statement of assets and liabilities—September 30, 2012 (unaudited)

Assets
Investments
In unaffiliated securities (including securities on loan), at value (see cost below)	$373,303,654
In affiliated securities, at value (see cost below)	95,861,999

Total investments, at value (see cost below)	469,165,653
Foreign currency, at value (see cost below)	128
Receivable for investments sold	423,687
Receivable for Fund shares sold	1,145,604
Receivable for dividends	751,273
Receivable for securities lending income	10,162
Prepaid expenses and other assets	51,664

Total assets	471,548,171

Liabilities
Payable for Fund shares redeemed	677,041
Payable upon receipt of securities loaned	78,913,075
Advisory fee payable	172,774
Distribution fees payable	49,249
Due to other related parties	99,978
Accrued expenses and other liabilities	118,273

Total liabilities	80,030,390

Total net assets	$391,517,781

NET ASSETS CONSIST OF
Paid-in capital	$347,727,142
Undistributed net investment income	134,966
Accumulated net realized losses on investments	(62,902,628)
Net unrealized gains on investments	106,558,301

Total net assets	$391,517,781

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE[1]
Net assets – Class A	$302,450,375
Shares outstanding – Class A	20,795,776
Net asset value per share – Class A	$14.54
Maximum offering price per share – Class A2	$15.43
Net assets – Class B	$18,650,726
Shares outstanding – Class B	1,281,012
Net asset value per share – Class B	$14.56
Net assets – Class C	$57,455,846
Shares outstanding – Class C	3,947,589
Net asset value per share – Class C	$14.55
Net assets – Administrator Class	$5,186,240
Shares outstanding – Administrator Class	356,273
Net asset value per share – Administrator Class	$14.56
Net assets – Institutional Class	$7,774,594
Shares outstanding – Institutional Class	533,776
Net asset value per share – Institutional Class	$14.57

Investments in unaffiliated securities, at cost	$266,755,814

Investments in affiliated securities, at cost	$95,861,999

Total investments, at cost	$362,617,813

Securities on loan, at value	$76,973,098

Foreign currency, at cost	$131

1.	The Fund has an unlimited number of authorized shares.

2.	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statement of operations—six months ended September 30, 2012 (unaudited)	Wells Fargo Advantage Utility and Telecommunications Fund	13

Investment income
Dividends *	$6,684,958
Securities lending income, net	50,657
Income from affiliated securities	12,508

Total investment income	6,748,123

Expenses
Advisory fee	1,156,941
Administration fees
Fund level	96,412
Class A	385,204
Class B	25,167
Class C	74,949
Administrator Class	2,605
Institutional Class	2,846
Shareholder servicing fees
Class A	370,388
Class B	23,965
Class C	72,066
Administrator Class	5,859
Distribution fees
Class B	72,597
Class C	216,199
Custody and accounting fees	16,662
Professional fees	19,669
Registration fees	28,974
Shareholder report expenses	36,373
Trustees’ fees and expenses	6,921
Other fees and expenses	13,196

Total expenses	2,626,993
Less: Fee waivers and/or expense reimbursements	(157,999)

Net expenses	2,468,994

Net investment income	4,279,129

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains on investments	17,119,414
Net change in unrealized gains (losses) on investments	4,144,722

Net realized and unrealized gains (losses) on investments	21,264,136

Net increase in net assets resulting from operations	$25,543,265

* Net of foreign dividend withholding taxes of	$28,456

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage Utility and Telecommunications Fund	Statement of changes in net assets

	Six months ended September 30, 2012 (unaudited)		Year ended March 31, 2012

Operations
Net investment income		$4,279,129		$7,320,193
Net realized gains on investments		17,119,414		20,780,956
Net change in unrealized gains (losses) on investments		4,144,722		13,767,275

Net increase in net assets resulting from operations		25,543,265		41,868,424

Distributions to shareholders from
Net investment income
Class A		(3,598,419)		(6,442,409)
Class B		(151,134)		(324,837)
Class C		(464,573)		(873,484)
Administrator Class		(67,319)		(104,660)
Institutional Class		(100,836)		(181,848)

Total distributions to shareholders		(4,382,281)		(7,927,238)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	1,775,840	24,820,168	2,338,203	30,558,969
Class B	10,477	147,152	85,092	1,083,247
Class C	117,426	1,662,514	411,949	5,425,962
Administrator Class	88,254	1,237,955	195,713	2,597,695
Institutional Class	84,487	1,201,209	132,563	1,739,554

		29,068,998		41,405,427

Reinvestment of distributions
Class A	233,644	3,296,380	439,453	5,695,029
Class B	8,481	119,831	18,462	239,459
Class C	27,052	382,076	48,684	633,230
Administrator Class	3,640	51,382	4,993	65,235
Institutional Class	6,939	98,212	13,717	177,870

		3,947,881		6,810,823

Payment for shares redeemed
Class A	(2,130,415)	(30,219,998)	(4,403,290)	(57,466,698)
Class B	(232,577)	(3,267,586)	(551,368)	(7,132,867)
Class C	(443,476)	(6,265,131)	(1,030,484)	(13,376,603)
Administrator Class	(94,182)	(1,337,844)	(152,238)	(2,029,999)
Institutional Class	(58,967)	(827,452)	(192,937)	(2,538,200)

		(41,918,011)		(82,544,367)

Net decrease in net assets resulting from capital share transactions		(8,901,132)		(34,328,117)

Total increase (decrease) in net assets		12,259,852		(386,931)

Net assets

Beginning of period		379,257,929		379,644,860

End of period		$391,517,781		$379,257,929

Undistributed net investment income		$134,966		$238,118

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Utility and Telecommunications Fund	15

(For a share outstanding throughout each period)

	Six months ended September 30, 2012 (unaudited)	Year ended March 31		Year ended October 31
CLASS A		2012	2011[1]	2010[2]	2009[2]	2008[2]	2007[2]
Net asset value, beginning of period	$13.78	$12.59	$11.73	$10.77	$10.67	$16.69	$13.63
Net investment income	0.17	0.28	0.14	0.29	0.48	1.06	0.75
Net realized and unrealized gains (losses) on investments	0.76	1.21	0.87	0.94	0.11	(6.17)	3.23

Total from investment operations	0.93	1.49	1.01	1.23	0.59	(5.11)	3.98
Distributions to shareholders from
Net investment income	(0.17)	(0.30)	(0.15)	(0.27)	(0.49)	(0.91)	(0.92)
Net asset value, end of period	$14.54	$13.78	$12.59	$11.73	$10.77	$10.67	$16.69
Total return[3]	6.79%	12.01%	8.66%	11.55%	5.77%	(31.70)%	29.97%
Ratios to average net assets (annualized)
Gross expenses	1.22%	1.20%	1.24%	1.16%	1.13%	1.09%	1.09%
Net expenses	1.14%	1.14%	1.14%	1.12%	1.13%	1.07%	1.04%
Net investment income	2.36%	2.11%	2.85%	2.56%	4.66%	7.05%	5.12%
Supplemental data
Portfolio turnover rate	10%	36%	8%	51%	109%	153%	75%
Net assets, end of period (000s omitted)	$302,450	$288,228	$283,716	$281,501	$301,953	$304,608	$507,539

1.	For the five months ended March 31, 2011. The Fund changed its fiscal year end from October 31 to March 31, effective March 31, 2011.

2.	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Utility and Telecommunications Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 19, 2010 is that of Class A of Evergreen Utility and Telecommunications Fund.

3.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage Utility and Telecommunications Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended September 30, 2012 (unaudited)	Year ended March 31		Year ended October 31
CLASS B		2012	2011[1]	2010[2]	2009[2]	2008[2]	2007[2]
Net asset value, beginning of period	$13.79	$12.59	$11.72	$10.77	$10.67	$16.69	$13.63
Net investment income	0.11 [3]	0.18 [3]	0.10 [3]	0.21 [3]	0.40 [3]	0.89 [3]	0.69
Net realized and unrealized gains (losses) on investments	0.77	1.22	0.87	0.93	0.11	(6.11)	3.16

Total from investment operations	0.88	1.40	0.97	1.14	0.51	(5.22)	3.85
Distributions to shareholders from
Net investment income	(0.11)	(0.20)	(0.10)	(0.19)	(0.41)	(0.80)	(0.79)
Net asset value, end of period	$14.56	$13.79	$12.59	$11.72	$10.77	$10.67	$16.69
Total return[4]	6.44%	11.21%	8.32%	10.64%	4.97%	(32.18)%	28.91%
Ratios to average net assets (annualized)
Gross expenses	1.97%	1.95%	1.99%	1.91%	1.88%	1.81%	1.79%
Net expenses	1.89%	1.89%	1.89%	1.87%	1.88%	1.81%	1.79%
Net investment income	1.60%	1.35%	2.09%	1.82%	3.92%	6.02%	4.32%
Supplemental data
Portfolio turnover rate	10%	36%	8%	51%	109%	153%	75%
Net assets, end of period (000s omitted)	$18,651	$20,613	$24,461	$27,042	$31,007	$35,106	$77,683

1.	For the five months ended March 31, 2011. The Fund changed its fiscal year end from October 31 to March 31, effective March 31, 2011.

2.	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Utility and Telecommunications Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 19, 2010 is that of Class B of Evergreen Utility and Telecommunications Fund.

3.	Calculated based upon average shares outstanding

4.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Utility and Telecommunications Fund	17

(For a share outstanding throughout each period)

	Six months ended September 30, 2012 (unaudited)	Year ended March 31		Year ended October 31
CLASS C		2012	2011[1]	2010[2]	2009[2]	2008[2]	2007[2]
Net asset value, beginning of period	$13.79	$12.59	$11.72	$10.77	$10.67	$16.69	$13.63
Net investment income	0.11 [3]	0.18 [3]	0.11 [3]	0.21 [3]	0.40	0.95	0.67 [3]
Net realized and unrealized gains (losses) on investments	0.77	1.22	0.86	0.93	0.11	(6.17)	3.19

Total from investment operations	0.88	1.40	0.97	1.14	0.51	(5.22)	3.86
Distributions to shareholders from
Net investment income	(0.12)	(0.20)	(0.10)	(0.19)	(0.41)	(0.80)	(0.80)
Net asset value, end of period	$14.55	$13.79	$12.59	$11.72	$10.77	$10.67	$16.69
Total return[4]	6.38%	11.23%	8.32%	10.62%	5.06%	(32.25)%	28.99%
Ratios to average net assets (annualized)
Gross expenses	1.97%	1.95%	1.99%	1.91%	1.88%	1.82%	1.79%
Net expenses	1.89%	1.89%	1.89%	1.87%	1.88%	1.82%	1.79%
Net investment income	1.61%	1.36%	2.10%	1.83%	3.86%	6.36%	4.33%
Supplemental data
Portfolio turnover rate	10%	36%	8%	51%	109%	153%	75%
Net assets, end of period (000s omitted)	$57,456	$58,555	$60,655	$64,942	$80,526	$74,008	$123,039

1.	For the five months ended March 31, 2011. The Fund changed its fiscal year end from October 31 to March 31, effective March 31, 2011.

2.	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Utility and Telecommunications Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 19, 2010 is that of Class C of Evergreen Utility and Telecommunications Fund.

3.	Calculated based upon average shares outstanding

4.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage Utility and Telecommunications Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended September 30, 2012 (unaudited)	Year ended March 31		Year ended October 31, 2010[2]
ADMINISTRATOR CLASS		2012	2011[1]
Net asset value, beginning of period	$13.79	$12.59	$11.74	$11.10
Net investment income	0.18	0.30 [3]	0.12 [3]	0.06
Net realized and unrealized gains (losses) on investments	0.77	1.23	0.89	0.63

Total from investment operations	0.95	1.53	1.01	0.69
Distributions to shareholders from
Net investment income	(0.18)	(0.33)	(0.16)	(0.05)
Net asset value, end of period	$14.56	$13.79	$12.59	$11.74
Total return[4]	6.96%	12.32%	8.70%	6.22%
Ratios to average net assets (annualized)
Gross expenses	1.04%	1.01%	1.04%	1.14%
Net expenses	0.94%	0.94%	0.95%	0.95%
Net investment income	2.56%	2.32%	2.37%	2.23%
Supplemental data
Portfolio turnover rate	10%	36%	8%	51%
Net assets, end of period (000s omitted)	$5,186	$4,945	$3,904	$11

1.	For the five months ended March 31, 2011. The Fund changed its fiscal year end from October 31 to March 31, effective March 31, 2011.

2.	For the period from July 30, 2010 (commencement of class operations) to October 31, 2010

3.	Calculated based upon average shares outstanding

4.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Utility and Telecommunications Fund	19

(For a share outstanding throughout each period)

	Six months ended September 30, 2012 (unaudited)	Year ended March 31		Year ended October 31
INSTITUTIONAL CLASS		2012	2011[1]	2010[2]	2009[2]	2008[2]	2007[2]
Net asset value, beginning of period	$13.80	$12.61	$11.74	$10.78	$10.69	$16.72	$13.65
Net investment income	0.19	0.33	0.16	0.31 [3]	0.51	1.14 [3]	0.78
Net realized and unrealized gains (losses) on investments	0.78	1.21	0.87	0.95	0.09	(6.23)	3.24

Total from investment operations	0.97	1.54	1.03	1.26	0.60	(5.09)	4.02
Distributions to shareholders from
Net investment income	(0.20)	(0.35)	(0.16)	(0.30)	(0.51)	(0.94)	(0.95)
Net asset value, end of period	$14.57	$13.80	$12.61	$11.74	$10.78	$10.69	$16.72
Total return[4]	7.05%	12.42%	8.85%	11.75%	6.03%	(31.55)%	30.24%
Ratios to average net assets (annualized)
Gross expenses	0.79%	0.77%	0.81%	0.86%	0.89%	0.83%	0.79%
Net expenses	0.78%	0.77%	0.78%	0.84%	0.89%	0.83%	0.79%
Net investment income	2.73%	2.50%	3.22%	2.73%	4.88%	7.92%	5.31%
Supplemental data
Portfolio turnover rate	10%	36%	8%	51%	109%	153%	75%
Net assets, end of period (000s omitted)	$7,775	$6,918	$6,909	$7,123	$9,196	$8,927	$3,677

1.	For the five months ended March 31, 2011. The Fund changed its fiscal year end from October 31 to March 31, effective March 31, 2011.

2.	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Utility and Telecommunications Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 19, 2010 is that of Class I of Evergreen Utility and Telecommunications Fund.

3.	Calculated based upon average shares outstanding

4.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Advantage Utility and Telecommunications Fund	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on Wells Fargo Advantage Utility and Telecommunications Fund (the “Fund”) which is a non-diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

Investments in equity securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities (including U.S. Government obligations, but excluding debt securities maturing in 60 days or less), the price will be deemed “stale” and the valuations will be determined in accordance with the Fund’s Valuation Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of securities, then fair value pricing procedures approved by the Board of Trustees are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. As a result of the fair value pricing procedures, these securities are categorized as Level 2 in these circumstances and may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the last reported sales price or latest quoted bid price. On September 30, 2012, fair value pricing was not used in pricing foreign securities.

Investments in registered open-end mutual funds are valued at net asset value. Non-registered investment companies are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary in determining the fair value of portfolio securities, unless the responsibility has been delegated to the Management Valuation Team of Wells Fargo Funds Management LLC (“Funds Management”). The Board of Trustees retains the authority to make any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receive reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Notes to financial statements (unaudited)	Wells Fargo Advantage Utility and Telecommunications Fund	21

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the date of valuation. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting in changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are recorded with net realized and unrealized gains or losses from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Cash Collateral Fund is included in securities lending income on the Statement of Operations.

Options

The Fund may be subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may write covered call options or secured put options on individual securities. When the Fund writes an option, an amount equal to the premium received is recorded as a liability and is subsequently adjusted to the current market value of the written option. Premiums received from written options that expire unexercised are recognized as realized gains from investments on the expiration date. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as a realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in calculating the realized gain or loss on the sale. If a put option is exercised, the premium reduces the cost of the security purchased. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund may also purchase call or put options. The premium is included in the Statement of Assets and Liabilities as an investment, the value of which is subsequently adjusted based on to the current market value of the option. Premiums paid for purchased options that expire are recognized as realized losses from investments on the expiration date. Premiums paid for purchased options that are exercised or closed are added to the amount paid or offset against the proceeds received for the underlying security to determine the realized gain or loss. The risk of loss associated with purchased options is limited to the premium paid.

22	Wells Fargo Advantage Utility and Telecommunications Fund	Notes to financial statements (unaudited)

Options traded on an exchange are regulated and terms of the options are standardized. Options traded over the counter expose the Fund to counterparty risk in the event the counterparty does not perform. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of March 31, 2012, the Fund had net capital loss carryforwards, which were available to offset future net realized capital gains, in the amount of $79,799,216 with $25,031,699 expiring in 2016 and $54,767,517 expiring in 2017.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund, earn income from the portfolio, and are allocated any unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and administration fees.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to financial statements (unaudited)	Wells Fargo Advantage Utility and Telecommunications Fund	23

As of September 30, 2012, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted prices (level 1)	Significant other observable inputs (level 2)	Significant unobservable inputs (level 3)	Total
Equity securities
Common stocks	$340,875,164	$0	$0	$340,875,164
Preferred stocks	13,646,275	17,050,728	0	$30,697,003
Warrants	0	1,731,487	0	1,731,487
Short-term investments
Investment companies	16,948,924	78,913,075	0	95,861,999
	$371,470,363	$97,695,290	$0	$469,165,653

Further details on the major security types listed above can be found in the Portfolio of Investments.

Transfers in and transfers out are recognized at the end of the reporting period. For the six months ended September 30, 2012, the Fund did not have any transfers into/out of Level 1 and Level 2.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.60% and declining to 0.45% as the average daily net assets of the Fund increase. For the six months ended September 30, 2012, the advisory fee was equivalent to an annual rate of 0.60% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Crow Point Partners, LLC is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.20% and declining to 0.10% as the average daily net assets of the Fund increase.

Administration and transfer agent fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class level administration fee
Class A, Class B, Class C	0.26%
Administrator Class	0.10
Institutional Class	0.08

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through July 31, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.14% for Class A, 1.89% for Class B, 1.89% for Class C, 0.95% for Administrator Class and 0.78% for Institutional Class.

Distribution fees

The Trust has adopted a Distribution Plan for Class B and Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class B and Class C shares.

24	Wells Fargo Advantage Utility and Telecommunications Fund	Notes to financial statements (unaudited)

For the six months ended September 30, 2012, Wells Fargo Funds Distributor, LLC received $15,141 from the sale of Class A shares and $99, $4,692 and $500 in contingent deferred sales charges from redemptions of Class A, Class B, and Class C shares, respectively.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class B, Class C, and Administrator Class of the Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended September 30, 2012 were $37,364,108 and $48,090,806, respectively.

6. BANK BORROWINGS

The Trust (excluding the money market funds) and Wells Fargo Variable Trust are parties to a $150,000,000 revolving credit agreement with State Street Bank and Trust Company, whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.10% of the unused balance is allocated to each participating fund. For the six months year ended September 30, 2012, the Fund paid $340 in commitment fees.

For the six months ended September 30, 2012, there were no borrowings by the Fund under the agreement.

7. CONCENTRATION RISK

The Fund invests a substantial portion of its assets in utility and telecommunication companies and, therefore, may be more affected by changes in utility and telecommunication companies than would be a fund whose investments are not heavily weighted in those companies.

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

9. NEW ACCOUNTING PRONOUNCEMENT

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities. ASU 2011-11, which amends FASB ASC Topic 210, Balance Sheet, creates new disclosure requirements which require entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently assessing the potential impact, in addition to expanded financial statement disclosure, that may result from adopting this ASU.

Other information (unaudited)	Wells Fargo Advantage Utility and Telecommunications Fund	25

TAX INFORMATION

Current tax law generally provides for a maximum tax rate for individual taxpayers of 15% on long-term capital gains and qualifying dividends on corporate stocks. This rate is scheduled to expire at the end of 2012. In the absence of further Congressional action, the maximum tax rate on long-term capital gains for individual taxpayers would increase to 20% and income from dividends would be taxed at the rates applicable to ordinary income.

In addition, for taxable years beginning after December 31, 2012, absent further Congressional action, an additional 3.8% Medicare tax will be imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceed certain threshold amounts.

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s website (wellsfargoadvantagefunds.com) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

26	Wells Fargo Advantage Utility and Telecommunications Fund	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers listed in the table below acts in identical capacities for the Wells Fargo Advantage family of funds, which consists of 138 funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information1. All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 40 portfolios as of 12/31/11); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of Corporate Governance Research Program and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust

Other information (unaudited)	Wells Fargo Advantage Utility and Telecommunications Fund	27

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Free Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003. Senior Vice President and Chief Administrative Officer of Wells Fargo Funds Management, LLC from 2001 to 2003.
Nancy Wiser (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011. Owned and operated a consulting business providing services to various hedge funds including acting as Chief Operating Officer and Chief Compliance Officer for a hedge fund from 2007 to 2008. Chief Operating Officer and Chief Compliance Officer of GMN Capital LLC from 2006 to 2007.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Senior Counsel of Wells Fargo Bank, N.A. since 1996.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007 and Senior Audit Manager of PricewaterhouseCoopers LLP from 1998 to 2004.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

1.	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling
1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

28	Wells Fargo Advantage Utility and Telecommunications Fund	List of abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACB	— Agricultural Credit Bank
ADR	— American depositary receipt
ADS	— American depositary shares
AGC-ICC	— Assured Guaranty Corporation - Insured Custody Certificates
AGM	— Assured Guaranty Municipal
AMBAC	— American Municipal Bond Assurance Corporation
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Certificate of participation
CR	— Custody receipts
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FGLMC	— Federal Government Loan Mortgage Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUF	— Hungarian forint
IBC	— Insured bond certificate
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial development revenue
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
NATL-RE	— National Public Finance Guarantee Corporation
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SKK	— Slovakian koruna
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
STRIPS	— Separate trading of registered interest and principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TCR	— Transferable custody receipts
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
XLCA	— XL Capital Assurance
ZAR	— South African rand

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For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a current prospectus and, if available, a summary prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2012 Wells Fargo Funds Management, LLC. All rights reserved.

212327 11-12 SA318/SAR318 09-12

ITEM 2. CODE OF ETHICS

Not required in this filing

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not required in this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. PORTFOLIO OF INVESTMENTS

The Portfolio of investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASES

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

The Governance Committee (the “Committee”) of the Board of Trustees of the registrant (the “Trust”) has adopted procedures by which a shareholder of any series of the Trust may submit properly a nominee recommendation for the Committee’s consideration.

The shareholder must submit any such recommendation (a “Shareholder Recommendation”) in writing to the Trust, to the attention of the Trust’s Secretary, at the address of the principal executive offices of the Trust.

The Shareholder Recommendation must be delivered to, or mailed and received at, the principal executive offices of the Trust not less than forty-five (45) calendar days nor more than seventy-five (75) calendar days prior to the date of the Committee meeting at which the nominee would be considered.

The Shareholder Recommendation must include: (i) a statement in writing setting forth (A) the name, age, date of birth, business address, residence address and nationality of the person recommended by the shareholder (the “candidate”); (B) the series (and, if applicable, class) and number of all shares of the Trust owned of record or beneficially by the candidate, as reported to such shareholder by the candidate; (C) any other information regarding the candidate called for with respect to director nominees by paragraphs (a), (d), (e) and (f) of Item 401 of Regulation S-K or paragraph (b) of Item 22 of Rule 14a-101 (Schedule 14A) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), adopted by the Securities and Exchange Commission (or the corresponding provisions of any regulation or rule subsequently adopted by the Securities and Exchange Commission or any successor agency applicable to the Trust); (D) any other information regarding the candidate that would be required to be disclosed if the candidate were a nominee in a proxy statement or other filing required to be made in connection with solicitation of proxies for election of directors pursuant to Section 14 of the Exchange Act and the rules and regulations promulgated thereunder; and (E) whether the recommending shareholder believes that the candidate is or will be an “interested person” of the Trust (as defined in the Investment Company Act of 1940, as amended) and, if not an “interested person,” information regarding the candidate that will be sufficient for the Trust to make such determination; (ii) the written and signed consent of the candidate to be named as a nominee and to serve as a Trustee if elected; (iii) the recommending shareholder’s name as it appears on the Trust’s books; (iv) the series (and, if applicable, class) and number of all shares of the Trust owned beneficially and of record by the recommending shareholder; and (v) a description of all arrangements or understandings between the recommending shareholder and the candidate and any other person or persons (including their names) pursuant to which the recommendation is being made by the recommending shareholder. In addition, the Committee may require the candidate to interview in person and furnish such other information as it may reasonably require or deem necessary to determine the eligibility of such candidate to serve as a Trustee of the Trust.

ITEM 11. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second quarter of the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS

(a)(1) Not required in this filing.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is filed and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Funds Trust

By:
/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date:	November 21, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

By:
/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date:	November 21, 2012

By:
/s/ Nancy Wiser

Nancy Wiser
Treasurer

Date:	November 21, 2012